                                                                            2004

--------------------------------------------------------------------------------

Nationwide/(R)/ VA Separate Account-B
December 31, 2004

[LOGO OF THE BEST OF AMERICA/(R)/]

                                                                   Annual Report

AMERICA's
Exclusive

ANNUITY/SM/

--------------------------------------------------------------------------------

                                                       [LOGO OF NATIONWIDE/(R)/]

                                   Nationwide Life and Annuity Insurance Company
                                                     Home Office: Columbus, Ohio

APO-3233-12/04

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    American Century VP - Balanced Fund - Class I (ACVPBal)
     328,334 shares (cost $2,147,033) ...................................................   $    2,390,271
    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
     64,369 shares (cost $463,922) ......................................................          493,066
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
     242,560 shares (cost $1,461,780) ...................................................        1,775,538
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
     242,519 shares (cost $2,511,459) ...................................................        2,558,574
    American Century VP - International Fund - Class I (ACVPInt)
     227,449 shares (cost $1,449,187) ...................................................        1,671,747
    American Century VP - International Fund - Class III (ACVPInt3)
     92,263 shares (cost $528,143) ......................................................          679,058
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
     5,553 shares (cost $51,648) ........................................................           56,413
    American Century VP - Value Fund - Class I (ACVPVal)
     763,039 shares (cost $5,268,113) ...................................................        6,676,588
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
     18,539 shares (cost $235,560) ......................................................          206,712
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
     82,767 shares (cost $702,359) ......................................................          831,805
    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
     130,779 shares (cost $1,346,982) ...................................................        2,000,923
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
     30,260 shares (cost $417,580) ......................................................          471,751
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
     37,144 shares (cost $779,462) ......................................................          934,904
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
     540,803 shares (cost $13,012,697) ..................................................       16,705,418
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
     53,403 shares (cost $1,750,673) ....................................................        1,899,014
    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
     51,066 shares (cost $961,738) ......................................................        1,092,823
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
     56,098 shares (cost $637,969) ......................................................          654,658
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
     658,115 shares (cost $12,863,183) ..................................................       16,696,378
    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
     273,511 shares (cost $7,068,784) ...................................................        8,755,098
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
     1,998,724 shares (cost $12,994,523) ................................................       13,991,068
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
     72,330 shares (cost $1,005,025) ....................................................        1,267,215
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
     108,067 shares (cost $1,635,051) ...................................................        1,890,088

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
     331,159 shares (cost $4,972,452) ...................................................   $    4,917,704
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
     684,001 shares (cost $14,131,409) ..................................................       18,208,109
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
     138,440 shares (cost $1,819,080) ...................................................        1,824,639
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
     114,609 shares (cost $1,391,638) ...................................................        1,841,767
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
     33,606 shares (cost $431,623) ......................................................          473,505
    Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2)
     17,389 shares (cost $187,958) ......................................................          199,973
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
     107,127 shares (cost $1,458,815) ...................................................        1,664,759
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
     212,002 shares (cost $2,835,609) ...................................................        3,519,234
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
     23,282 shares (cost $254,123) ......................................................          252,149
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
     11,847 shares (cost $147,184) ......................................................          151,994
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
     30,251 shares (cost $315,934) ......................................................          323,993
    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
     845 shares (cost $3,226) ...........................................................            3,271
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
     15,526 shares (cost $60,114) .......................................................           60,550
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
     14,243 shares (cost $137,014) ......................................................          160,665
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
     513,282 shares (cost $6,277,873) ...................................................        5,964,342
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
     105,403 shares (cost $862,441) .....................................................        1,134,139
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
     11,936 shares (cost $131,747) ......................................................          137,503
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
     18,237 shares (cost $185,857) ......................................................          190,573
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
     143,769 shares (cost $1,472,647) ...................................................        1,618,843
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
     54,124 shares (cost $527,227) ......................................................          623,505
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
     45,488 shares (cost $469,775) ......................................................          496,273
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
     9,764 shares (cost $60,911) ........................................................           70,009
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
     84 shares (cost $801) ..............................................................              842
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
     153,933 shares (cost $3,394,216) ...................................................        3,808,299
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
     6,801,400 shares (cost $6,801,400) .................................................        6,801,400

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
     249,899 shares (cost $2,125,981) ...................................................   $    2,781,375
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
     4,872 shares (cost $46,177) ........................................................           67,229
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
     21,703 shares (cost $275,795) ......................................................          319,246
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
     434,112 shares (cost $4,004,069) ...................................................        5,478,489
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
     312,044 shares (cost $5,764,651) ...................................................        7,164,538
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
     6,369 shares (cost $66,763) ........................................................           74,008
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
     59,382 shares (cost $582,871) ......................................................          593,824
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
     11,411 shares (cost $243,987) ......................................................          278,326
    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
     29,715 shares (cost $106,225) ......................................................          107,567
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
     15,466 shares (cost $61,873) .......................................................           54,906
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
     2,645 shares (cost $60,396) ........................................................           71,672
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
     3,683 shares (cost $80,600) ........................................................           99,223
    JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMSTMidCap)
     67,987 shares (cost $1,702,988) ....................................................        1,762,213
    Neuberger Berman AMT - Growth Portfolio/(R)/ - I Class (NBAMTGro)
     82,057 shares (cost $806,350) ......................................................          996,997
    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
     43,448 shares (cost $561,334) ......................................................          702,559
    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class (NBAMTLMat)
     537,695 shares (cost $7,144,577) ...................................................        6,893,244
    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
     173,688 shares (cost $2,330,083) ...................................................        3,181,960
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
     1,300 shares (cost $17,090) ........................................................           18,181
    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
     7,655 shares (cost $292,354) .......................................................          336,575
    Oppenheimer Balanced Fund/VA - Initial Class (OppBal)
     170,262 shares (cost $2,599,876) ...................................................        2,954,040
    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
     408,805 shares (cost $4,430,531) ...................................................        4,701,261
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
     83,421 shares (cost $2,590,565) ....................................................        3,085,759
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
     76,567 shares (cost $1,842,764) ....................................................        2,270,213
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
     157,049 shares (cost $2,746,596) ...................................................        4,634,523
    Oppenheimer Main Street Fund/(R)//VA - Initial Class (OppMSFund)
     31,628 shares (cost $567,173) ......................................................          659,134

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
     180,300 shares (cost $3,057,006) ...................................................   $    4,047,740
    Strong VIF - Strong Discovery Fund II (StDisc2)
     42,678 shares (cost $435,076) ......................................................          625,233
    Van Eck WIT - Worldwide Bond Fund - Class R1 (VEWrldBdR1)
     39,395 shares (cost $466,819) ......................................................          525,140
    Van Eck WIT - Worldwide Bond Fund - Initial Class (VEWrldBd)
     37,868 shares (cost $481,073) ......................................................          504,787
    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
     8,202 shares (cost $97,379) ........................................................          124,760
    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
     38,398 shares (cost $459,197) ......................................................          584,030
    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
     13,035 shares (cost $199,544) ......................................................          239,323
    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
     45,435 shares (cost $663,527) ......................................................          834,196
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
     29,901 shares (cost $252,923) ......................................................          265,823
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
     233,541 shares (cost $3,146,942) ...................................................        4,782,916
                                                                                            --------------
      Total investments .................................................................      199,968,160
  Accounts receivable ...................................................................           56,414
                                                                                            --------------
      Total assets ......................................................................      200,024,574
Accounts payable ........................................................................                -
                                                                                            --------------
Contract owners' equity (note 4) ........................................................   $  200,024,574
                                                                                            ==============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                              Total            ACVPBal         ACVPCapAp        ACVPIncGr
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................   $    3,626,600           39,104                -           25,636
  Mortality and expense risk charges (note 2) .........       (2,969,517)         (34,769)          (8,292)         (25,362)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................          657,083            4,335           (8,292)             274
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............      133,486,235          505,802          219,673          841,830
  Cost of mutual fund shares sold .....................     (122,938,617)        (551,931)        (278,926)        (661,785)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............       10,547,618          (46,129)         (59,253)         180,045
  Change in unrealized gain (loss)
   on investments .....................................        4,601,875          230,706           89,214            5,145
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................       15,149,493          184,577           29,961          185,190
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................        1,906,762                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $   17,713,338          188,912           21,669          185,464
                                                          ==============   ==============   ==============   ==============

                                                           ACVPInflaPro       ACVPInt          ACVPInt3         ACVPUltra
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................           49,703           10,074           10,056                -
  Mortality and expense risk charges (note 2) .........          (20,489)         (25,446)         (15,034)          (2,270)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................           29,214          (15,372)          (4,978)          (2,270)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............          551,454          489,750        1,453,314          444,085
  Cost of mutual fund shares sold .....................         (536,505)        (471,779)      (1,093,476)        (405,123)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............           14,949           17,971          359,838           38,962
  Change in unrealized gain (loss)
   on investments .....................................           35,819          204,960         (261,005)         (21,320)
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................           50,768          222,931           98,833           17,642
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................              416                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............           80,398          207,559           93,855           15,372
                                                          ==============   ==============   ==============   ==============

                                                              ACVPVal          CSGPVen         CSIntFoc         CSSmCapGr
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................   $       62,440                -            8,048                -
  Mortality and expense risk charges (note 2) .........          (93,437)          (2,794)         (11,867)         (29,427)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................          (30,997)          (2,794)          (3,819)         (29,427)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............        2,070,909           18,131          160,487          558,424
  Cost of mutual fund shares sold .....................       (1,539,103)         (35,466)        (149,911)        (489,861)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............          531,806          (17,335)          10,576           68,563
  Change in unrealized gain (loss)
   on investments .....................................          240,282           49,626           93,037          133,869
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................          772,088           32,291          103,613          202,432
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................           48,436                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $      789,527           29,497           99,794          173,005
                                                          ==============   ==============   ==============   ==============

                                                            DrySmCapIxS       DrySRGro         DryStkIx         DryVIFApp
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................            1,632            3,613          296,221           32,045
  Mortality and expense risk charges (note 2) .........           (5,004)         (13,230)        (246,666)         (46,436)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................           (3,372)          (9,617)          49,555          (14,391)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............          335,228          357,486        4,013,689        2,422,098
  Cost of mutual fund shares sold .....................         (302,912)        (416,374)      (3,934,947)      (2,060,149)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............           32,316          (58,888)          78,742          361,949
  Change in unrealized gain (loss)
   on investments .....................................           27,257          107,572        1,286,850         (253,332)
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................           59,573           48,684        1,365,592          108,617
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................            9,283                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............           65,484           39,067        1,415,147           94,226
                                                          ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                            DryVIFGrInc       FedQualBd        FidVIPEI         FidVIPGr
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................   $       13,602          103,398          242,420           31,443
  Mortality and expense risk charges (note 2) .........          (16,604)         (22,047)        (222,339)        (162,047)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................           (3,002)          81,351           20,081         (130,604)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............          234,535        4,436,266        3,070,995        6,599,794
  Cost of mutual fund shares sold .....................         (269,177)      (4,392,462)      (2,877,126)      (5,277,659)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............          (34,642)          43,804          193,869        1,322,135
  Change in unrealized gain (loss)
   on investments .....................................           98,689         (103,912)       1,157,142         (972,206)
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................           64,047          (60,108)       1,351,011          349,929
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -           22,695           57,911                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $       61,045           43,938        1,429,003          219,325
                                                          ==============   ==============   ==============   ==============

                                                             FidVIPHI         FidVIPOv         FidVIPOvR        FidVIPAM
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................          808,471           17,103            5,655          139,087
  Mortality and expense risk charges (note 2) .........         (177,692)         (19,457)         (23,357)         (72,664)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................          630,779           (2,354)         (17,702)          66,423
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............       21,528,555          383,468        1,192,824          729,338
  Cost of mutual fund shares sold .....................      (20,764,606)        (315,004)      (1,201,625)        (890,608)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............          763,949           68,464           (8,801)        (161,270)
  Change in unrealized gain (loss)
   on investments .....................................         (270,769)          73,524          197,948          283,104
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................          493,180          141,988          189,147          121,834
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............        1,123,959          139,634          171,445          188,257
                                                          ==============   ==============   ==============   ==============

                                                             FidVIPCon       FidVIPIGBdS      FidVIPGrOp       FidVIPValS
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................   $       49,331           64,527            9,671                -
  Mortality and expense risk charges (note 2) .........         (228,072)         (20,655)         (26,163)         (18,552)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................         (178,741)          43,872          (16,492)         (18,552)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............        3,750,578        2,253,831          117,117        2,169,345
  Cost of mutual fund shares sold .....................       (3,090,647)      (2,311,398)         (92,193)      (1,818,486)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............          659,931          (57,567)          24,924          350,859
  Change in unrealized gain (loss)
   on investments .....................................        1,701,019            5,047           89,674         (302,631)
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................        2,360,950          (52,520)         114,598           48,228
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -           45,614                -            3,992
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $    2,182,209           36,966           98,106           33,668
                                                          ==============   ==============   ==============   ==============

                                                             GVITCVal2       GVITIntVal3     GVITDMidCapI      GVITEmMrkts
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................              807           18,444           18,097                7
  Mortality and expense risk charges (note 2) .........             (570)         (13,332)         (49,784)             (81)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................              237            5,112          (31,687)             (74)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............            6,877        1,016,810        1,517,710           10,910
  Cost of mutual fund shares sold .....................           (6,547)      (1,024,521)      (1,063,751)          (9,750)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............              330           (7,711)         453,959            1,160
  Change in unrealized gain (loss)
   on investments .....................................           12,015          203,650          (60,243)          (1,992)
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................           12,345          195,939          393,716             (832)
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -                -           83,055               80
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............           12,582          201,051          445,084             (826)
                                                          ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                           GVITEmMrkts3      GVITGlFin3       GVITGlHlth3      GVITGlTech
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................   $        2,307            2,576                -                -
  Mortality and expense risk charges (note 2) .........           (3,102)          (2,663)          (4,516)             (44)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................             (795)             (87)          (4,516)             (44)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............          215,043          130,179          226,898               44
  Cost of mutual fund shares sold .....................         (190,913)        (121,517)        (231,917)             (46)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............           24,130            8,662           (5,019)              (2)
  Change in unrealized gain (loss)
   on investments .....................................          (35,952)            (627)          12,108              137
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................          (11,822)           8,035            7,089              135
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................           19,884            9,475            1,003                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $        7,267           17,423            3,576               91
                                                          ==============   ==============   ==============   ==============

                                                            GVITGlTech3      GVITGlUtl3        GVITGvtBd       GVITGrowth
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................                -            1,974          389,675            3,745
  Mortality and expense risk charges (note 2) .........           (1,263)          (2,064)        (102,711)         (17,956)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................           (1,263)             (90)         286,964          (14,211)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............          102,425           97,731        3,946,564          482,490
  Cost of mutual fund shares sold .....................         (100,548)         (83,833)      (4,098,726)        (384,386)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............            1,877           13,898         (152,162)          98,104
  Change in unrealized gain (loss)
   on investments .....................................           (9,351)           9,490         (188,315)         (13,350)
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................           (7,474)          23,388         (340,477)          84,754
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -            6,725          159,949                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............           (8,737)          30,023          106,436           70,543
                                                          ==============   ==============   ==============   ==============

                                                             GVITIDAgg        GVITIDCon        GVITIDMod      GVITIDModAgg
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................   $        1,822            4,601           27,760            8,728
  Mortality and expense risk charges (note 2) .........           (1,311)          (2,835)         (19,129)          (6,340)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................              511            1,766            8,631            2,388
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............            3,104          108,660          447,525           85,486
  Cost of mutual fund shares sold .....................           (2,896)        (103,329)        (376,449)         (66,555)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............              208            5,331           71,076           18,931
  Change in unrealized gain (loss)
   on investments .....................................            4,877           (2,844)          34,632           29,669
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................            5,085            2,487          105,708           48,600
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................            2,707            2,027            7,342            6,874
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $        8,303            6,280          121,681           57,862
                                                          ==============   ==============   ==============   ==============

                                                           GVITIDModCon      GVITIntGro3       GVITJPBal       GVITSMdCpGr
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................           11,616              550               14                -
  Mortality and expense risk charges (note 2) .........           (8,025)            (608)              (6)         (49,859)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................            3,591              (58)               8          (49,859)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............          178,375            1,025              205          687,128
  Cost of mutual fund shares sold .....................         (162,166)            (946)            (199)        (632,186)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............           16,209               79                6           54,942
  Change in unrealized gain (loss)
   on investments .....................................            4,753            7,993               41          393,388
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................           20,962            8,072               47          448,330
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................            3,700                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............           28,253            8,014               55          398,471
                                                          ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                             GVITMyMkt       GVITNWFund        GVITLead3       GVITSmCapGr
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................   $       86,967           38,136              259                -
  Mortality and expense risk charges (note 2) .........         (172,045)         (46,161)          (1,664)          (4,794)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................          (85,078)          (8,025)          (1,405)          (4,794)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............       29,087,215        1,087,422           92,800          299,791
  Cost of mutual fund shares sold .....................      (29,087,215)      (1,057,237)         (69,911)        (270,032)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............                -           30,185           22,889           29,759
  Change in unrealized gain (loss)
   on investments .....................................                -          191,789           (8,512)          10,264
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................                -          221,974           14,377           40,023
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -                -              943                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $      (85,078)         213,949           13,915           35,229
                                                          ==============   ==============   ==============   ==============

                                                           GVITSmCapVal      GVITSmComp       GVITTGroFoc      GVITUSGro3
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................               11                -                -                -
  Mortality and expense risk charges (note 2) .........          (80,393)        (114,249)             (67)         (15,244)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................          (80,382)        (114,249)             (67)         (15,244)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............        2,414,341        3,910,134           14,807        2,613,389
  Cost of mutual fund shares sold .....................       (1,430,076)      (2,646,118)         (14,875)      (2,932,757)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............          984,265        1,264,016              (68)        (319,368)
  Change in unrealized gain (loss)
   on investments .....................................         (440,865)        (850,517)             370           (4,217)
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................          543,400          413,499              302         (323,585)
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................          379,365          804,880                -          112,697
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............          842,383        1,104,130              235         (226,132)
                                                          ==============   ==============   ==============   ==============

                                                          GVITVKMultiSec      JanCapAp        JanGlTechS2       JanGlTech
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................   $       31,220               67                -                -
  Mortality and expense risk charges (note 2) .........           (9,162)          (4,665)            (859)            (855)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................           22,058           (4,598)            (859)            (855)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............          476,408          507,934           85,028           16,361
  Cost of mutual fund shares sold .....................         (480,042)        (465,046)         (81,428)         (20,490)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............           (3,634)          42,888            3,600           (4,129)
  Change in unrealized gain (loss)
   on investments .....................................            7,104              318           (3,934)           3,496
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................            3,470           43,206             (334)            (633)
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $       25,528           38,608           (1,193)          (1,488)
                                                          ==============   ==============   ==============   ==============

                                                            JanIntGroS2       JanIntGro       JPMSTMidCap       NBAMTGro
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................              760              970                -                -
  Mortality and expense risk charges (note 2) .........           (2,593)          (1,799)          (3,000)         (15,409)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................           (1,833)            (829)          (3,000)         (15,409)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............        1,183,054           66,454          122,623          411,004
  Cost of mutual fund shares sold .....................         (933,041)         (62,488)        (115,193)        (371,532)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............          250,013            3,966            7,430           39,472
  Change in unrealized gain (loss)
   on investments .....................................         (195,934)          12,791           59,225          113,632
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................           54,079           16,757           66,655          153,104
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............           52,246           15,928           63,655          137,695
                                                          ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                            NBAMTGuard        NBAMTLMat        NBAMTPart       NBAMSocRes
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................   $          801          321,999              331                -
  Mortality and expense risk charges (note 2) .........          (11,692)         (98,940)         (51,775)             (90)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................          (10,891)         223,059          (51,444)             (90)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............        1,956,235        3,448,177        1,650,978           24,179
  Cost of mutual fund shares sold .....................       (1,641,501)      (3,562,542)      (1,158,830)         (22,673)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............          314,734         (114,365)         492,148            1,506
  Change in unrealized gain (loss)
   on investments .....................................         (181,752)        (155,903)          34,904            1,092
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................          132,982         (270,268)         527,052            2,598
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $      122,091          (47,209)         475,608            2,508
                                                          ==============   ==============   ==============   ==============

                                                             OppAggGro         OppBal           OppBdFd         OppCapAp
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................                -           31,592          244,677           10,855
  Mortality and expense risk charges (note 2) .........           (3,793)         (44,165)         (75,428)         (47,952)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................           (3,793)         (12,573)         169,249          (37,097)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............          140,431          614,786        1,823,594          880,912
  Cost of mutual fund shares sold .....................         (137,136)        (625,007)      (1,832,110)        (677,824)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............            3,295          (10,221)          (8,516)         203,088
  Change in unrealized gain (loss)
   on investments .....................................           42,701          265,744           36,726           (7,077)
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................           45,996          255,523           28,210          196,011
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............           42,203          242,950          197,459          158,914
                                                          ==============   ==============   ==============   ==============

                                                             OppGlSec3        OppGlSec         OppMSFund         StOpp2
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................   $       19,718           58,945            7,243                -
  Mortality and expense risk charges (note 2) .........          (25,695)         (65,483)         (11,374)         (61,292)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................           (5,977)          (6,538)          (4,131)         (61,292)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............          536,718        1,156,864          516,892        3,180,485
  Cost of mutual fund shares sold .....................         (426,186)        (834,844)        (421,671)      (2,281,578)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............          110,532          322,020           95,221          898,907
  Change in unrealized gain (loss)
   on investments .....................................          208,253          394,583          (43,365)        (142,070)
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................          318,785          716,603           51,856          756,837
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $      312,808          710,065           47,725          695,545
                                                          ==============   ==============   ==============   ==============

                                                              StDisc2        VEWrldBdR1        VEWrldBd       VEWrldEMktR1
                                                          --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ................................                -                -          103,080                -
  Mortality and expense risk charges (note 2) .........           (8,961)          (3,878)          (9,981)            (941)
                                                          --------------   --------------   --------------   --------------
    Net investment income (loss) ......................           (8,961)          (3,878)          93,099             (941)
                                                          --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ...............          148,811           11,131          861,090           38,840
  Cost of mutual fund shares sold .....................          (99,157)         (10,621)        (873,523)         (32,578)
                                                          --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ...............           49,654              510          (12,433)           6,262
  Change in unrealized gain (loss)
   on investments .....................................           36,375           58,321          (48,347)          27,381
                                                          --------------   --------------   --------------   --------------
    Net gain (loss) on investments ....................           86,029           58,831          (60,780)          33,643
                                                          --------------   --------------   --------------   --------------
  Reinvested capital gains ............................                -                -                -                -
                                                          --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............           77,068           54,953           32,319           32,702
                                                          ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                         VEWrldEMkt    VEWrldHAsR1     VEWrldHAs       VKEmMkt      VKUSRealEst
                                                       -------------  -------------  -------------  -------------  -------------
Investment activity:
  Reinvested dividends ..............................  $       4,212              -          2,061         76,153         70,540
  Mortality and expense risk charges (note 2) .......         (8,758)        (1,541)       (10,623)       (13,007)       (64,818)
                                                       -------------  -------------  -------------  -------------  -------------
    Net investment income (loss) ....................         (4,546)        (1,541)        (8,562)        63,146          5,722
                                                       -------------  -------------  -------------  -------------  -------------

  Proceeds from mutual fund shares sold .............        493,356         21,964        292,881      1,320,561      1,804,390
  Cost of mutual fund shares sold ...................       (369,551)       (18,765)      (257,517)    (1,314,245)    (1,412,857)
                                                       -------------  -------------  -------------  -------------  -------------
    Realized gain (loss) on investments .............        123,805          3,199         35,364          6,316        391,533
  Change in unrealized gain (loss)
   on investments ...................................        (21,293)        39,779        112,961        (49,487)       771,951
                                                       -------------  -------------  -------------  -------------  -------------
    Net gain (loss) on investments ..................        102,512         42,978        148,325        (43,171)     1,163,484
                                                       -------------  -------------  -------------  -------------  -------------
  Reinvested capital gains ..........................              -              -              -         35,590         82,119
                                                       -------------  -------------  -------------  -------------  -------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............  $      97,966         41,437        139,763         55,565      1,251,325
                                                       =============  =============  =============  =============  =============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                  Total                               ACVPBal
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................   $      657,083           162,749             4,335            18,448
  Realized gain (loss) on investments ............       10,547,618        (9,552,180)          (46,129)         (127,153)
  Change in unrealized gain (loss)
   on investments ................................        4,601,875        50,364,824           230,706           436,225
  Reinvested capital gains .......................        1,906,762            87,612                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       17,713,338        41,063,005           188,912           327,520
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................        1,537,910         1,973,234             6,359            13,733
  Transfers between funds ........................                -                 -           140,954           342,713
  Redemptions (note 3) ...........................      (34,382,719)      (37,703,675)         (310,979)         (247,923)
  Annuity benefits ...............................          (12,234)          (22,169)                -                 -
  Adjustments to maintain reserves ...............           23,625            39,947                92                (8)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................      (32,833,418)      (35,712,663)         (163,574)          108,515
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............      (15,120,080)        5,350,342            25,338           436,035
Contract owners' equity beginning of period ......      215,144,654       209,794,312         2,365,032         1,928,997
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $  200,024,574       215,144,654         2,390,370         2,365,032
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................       15,068,798        17,567,588           160,958           154,557
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................        8,942,253        18,828,310            22,032            47,589
  Units redeemed .................................      (10,853,541)      (21,327,100)          (32,618)          (41,188)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................       13,157,510        15,068,798           150,372           160,958
                                                     ==============    ==============    ==============    ==============

                                                                ACVPCapAp                           ACVPIncGr
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................           (8,292)          (11,203)              274           (11,704)
  Realized gain (loss) on investments ............          (59,253)         (220,102)          180,045          (243,762)
  Change in unrealized gain (loss)
   on investments ................................           89,214           348,482             5,145           753,840
  Reinvested capital gains .......................                -                 -                 -                 -

    Net increase (decrease) in contract
     owners' equity resulting from operations ....           21,669           117,177           185,464           498,374

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................              105             2,712            19,455            26,936
  Transfers between funds ........................          (65,507)         (215,565)          (97,212)       (1,203,312)
  Redemptions (note 3) ...........................         (133,137)         (196,555)         (307,553)         (331,209)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............               27               (10)               84                14
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................         (198,512)         (409,418)         (385,226)       (1,507,571)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............         (176,843)         (292,241)         (199,762)       (1,009,197)
Contract owners' equity beginning of period ......          669,925           962,166         1,975,400         2,984,597
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............          493,082           669,925         1,775,638         1,975,400
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................           68,291           116,451           194,873           375,337
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................            1,502             7,059            46,360           470,346
  Units redeemed .................................          (22,385)          (55,219)          (83,928)         (650,810)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................           47,408            68,291           157,305           194,873
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               ACVPInflaPro                          ACVPInt
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................   $       29,214               855           (15,372)          (13,232)
  Realized gain (loss) on investments ............           14,949               544            17,971          (124,164)
  Change in unrealized gain (loss)
   on investments ................................           35,819            11,296           204,960           540,834
  Reinvested capital gains .......................              416               116                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           80,398            12,811           207,559           403,438
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           16,157               800                 -              (974)
  Transfers between funds ........................        2,019,692           488,945          (201,816)         (684,558)
  Redemptions (note 3) ...........................          (56,490)           (3,738)         (261,841)         (341,871)
  Annuity benefits ...............................                -                 -              (647)           (1,949)
  Adjustments to maintain reserves ...............             (256)               (5)              192               537
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................        1,979,103           486,002          (464,112)       (1,028,815)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............        2,059,501           498,813          (256,553)         (625,377)
Contract owners' equity beginning of period ......          498,813                 -         1,929,132         2,554,509
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $    2,558,314           498,813         1,672,579         1,929,132
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................           48,791                 -           142,015           230,611
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................          243,354            59,567                 -               278
  Units redeemed .................................          (52,168)          (10,776)          (33,264)          (88,874)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................          239,977            48,791           108,751           142,015
                                                     ==============    ==============    ==============    ==============

                                                                 ACVPInt3                           ACVPUltra
                                                     --------------------------------    --------------------------------
                                                         2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................           (4,978)          (16,897)           (2,270)           (2,365)
  Realized gain (loss) on investments ............          359,838          (254,667)           38,962            12,551
  Change in unrealized gain (loss)
   on investments ................................         (261,005)          738,107           (21,320)           28,290
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           93,855           466,543            15,372            38,476
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           18,957            38,172                 -            24,000
  Transfers between funds ........................       (1,174,115)         (617,390)         (178,497)           92,082
  Redemptions (note 3) ...........................         (161,099)         (182,639)           (3,444)          (35,249)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............               74                37                20                (7)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................       (1,316,183)         (761,820)         (181,921)           80,826
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............       (1,222,328)         (295,277)         (166,549)          119,302
Contract owners' equity beginning of period ......        1,901,470         2,196,747           222,976           103,674
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............          679,142         1,901,470            56,427           222,976
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................          192,828           273,355            22,757            13,024
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................           15,205           212,742            26,057            29,405
  Units redeemed .................................         (147,306)         (293,269)          (43,534)          (19,672)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................           60,727           192,828             5,280            22,757
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 ACVPVal                             CSGPVen
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................   $      (30,997)          (26,069)           (2,794)           (2,387)
  Realized gain (loss) on investments ............          531,806          (938,576)          (17,335)          (58,701)
  Change in unrealized gain (loss)
   on investments ................................          240,282         2,087,984            49,626           121,431
  Reinvested capital gains .......................           48,436                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          789,527         1,123,339            29,497            60,343
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           15,648            42,954                 -                 -
  Transfers between funds ........................          304,398        (1,490,006)           (7,057)          (11,249)
  Redemptions (note 3) ...........................         (502,227)         (696,828)           (8,280)          (15,779)
  Annuity benefits ...............................             (321)           (1,447)                -                 -
  Adjustments to maintain reserves ...............              242              (134)               14                (1)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................         (182,260)       (2,145,461)          (15,323)          (27,029)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............          607,267        (1,022,122)           14,174            33,314
Contract owners' equity beginning of period ......        6,069,464         7,091,586           192,555           159,241
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $    6,676,731         6,069,464           206,729           192,555
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................          336,791           500,024            18,906            22,752
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................          118,009           277,750                 -                 -
  Units redeemed .................................         (125,970)         (440,983)           (1,450)           (3,846)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................          328,830           336,791            17,456            18,906
                                                     ==============    ==============    ==============    ==============

                                                                 CSIntFoc                           CSSmCapGr
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................           (3,819)           (8,020)          (29,427)          (30,849)
  Realized gain (loss) on investments ............           10,576           (38,486)           68,563          (501,993)
  Change in unrealized gain (loss)
   on investments ................................           93,037           267,177           133,869         1,337,688
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           99,794           220,671           173,005           804,846
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................                -               (76)            3,050            13,590
  Transfers between funds ........................           (8,223)          (52,041)          (34,901)           26,331
  Redemptions (note 3) ...........................         (140,397)         (140,436)         (393,794)         (488,334)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............               39                 5               101                14
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................         (148,581)         (192,548)         (425,544)         (448,399)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............          (48,787)           28,123          (252,539)          356,447
Contract owners' equity beginning of period ......          880,637           852,514         2,253,580         1,897,133
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............          831,850           880,637         2,001,041         2,253,580
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................           96,225           122,181           172,711           212,852
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................                -                33             9,251            80,399
  Units redeemed .................................          (15,844)          (25,989)          (41,605)         (120,540)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................           80,381            96,225           140,357           172,711
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               DrySmCapIxS                           DrySRGro
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................   $       (3,372)           (1,666)           (9,617)          (13,980)
  Realized gain (loss) on investments ............           32,316            26,926           (58,888)         (580,551)
  Change in unrealized gain (loss)
   on investments ................................           27,257            28,110           107,572           794,525
  Reinvested capital gains .......................            9,283             1,698                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           65,484            55,068            39,067           199,994
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................             (111)                -            12,819            14,025
  Transfers between funds ........................          123,254           347,394            63,486          (124,293)
  Redemptions (note 3) ...........................         (127,287)          (24,969)         (181,494)         (213,517)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............                4                 4                18                (6)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................           (4,140)          322,429          (105,171)         (323,791)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............           61,344           377,497           (66,104)         (123,797)
Contract owners' equity beginning of period ......          410,407            32,910         1,001,026         1,124,823
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $      471,751           410,407           934,922         1,001,026
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................           39,767             4,330            72,945           101,784
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................           31,668            52,020            18,610            24,833
  Units redeemed .................................          (33,380)          (16,583)          (26,467)          (53,672)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................           38,055            39,767            65,088            72,945
                                                     ==============    ==============    ==============    ==============

                                                                 DryStkIx                           DryVIFApp
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................           49,555             4,920           (14,391)           (1,923)
  Realized gain (loss) on investments ............           78,742        (1,702,672)          361,949          (274,987)
  Change in unrealized gain (loss)
   on investments ................................        1,286,850         5,484,598          (253,332)          811,034
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        1,415,147         3,786,846            94,226           534,124
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................          175,368           167,283             2,618             9,027
  Transfers between funds ........................         (186,953)         (166,477)       (1,010,911)           21,598
  Redemptions (note 3) ...........................       (2,485,893)       (1,835,570)         (511,414)         (403,981)
  Annuity benefits ...............................           (3,435)           (3,055)                -                 -
  Adjustments to maintain reserves ...............            1,882             8,613               148                31
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................       (2,499,031)       (1,829,206)       (1,519,559)         (373,325)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............       (1,083,884)        1,957,640        (1,425,333)          160,799
Contract owners' equity beginning of period ......       17,801,072        15,843,432         3,324,532         3,163,733
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............       16,717,188        17,801,072         1,899,199         3,324,532
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................        1,036,744         1,167,942           270,005           306,829
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................           99,381           558,531            75,687           124,312
  Units redeemed .................................         (243,078)         (689,729)         (196,696)         (161,136)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................          893,047         1,036,744           148,996           270,005
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               DryVIFGrInc                          FedQualBd
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................   $       (3,002)           (7,671)           81,351            37,681
  Realized gain (loss) on investments ............          (34,642)         (244,932)           43,804            73,577
  Change in unrealized gain (loss)
   on investments ................................           98,689           494,750          (103,912)           (9,655)
  Reinvested capital gains .......................                -                 -            22,695                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           61,045           242,147            43,938           101,603
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           21,810            14,938             6,689             5,187
  Transfers between funds ........................          (69,186)         (220,789)       (3,406,253)        2,202,319
  Redemptions (note 3) ...........................         (128,781)         (175,967)         (620,792)         (298,141)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............               48                (3)               49                (8)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................         (176,109)         (381,821)       (4,020,307)        1,909,357
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............         (115,064)         (139,674)       (3,976,369)        2,010,960
Contract owners' equity beginning of period ......        1,207,938         1,347,612         4,631,063         2,620,103
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $    1,092,874         1,207,938           654,694         4,631,063
                                                     ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ................................          103,025           143,370           420,547           245,375
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................            4,247             7,731            37,671           323,661
  Units redeemed .................................          (19,262)          (48,076)         (399,998)         (148,489)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................           88,010           103,025            58,220           420,547
                                                     ==============    ==============    ==============    ==============

                                                                 FidVIPEI                            FidVIPGr
                                                     --------------------------------    --------------------------------
                                                         2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................           20,081            86,455          (130,604)         (147,842)
  Realized gain (loss) on investments ............          193,869        (2,485,753)        1,322,135        (1,608,426)
  Change in unrealized gain (loss)
   on investments ................................        1,157,142         5,901,473          (972,206)        5,125,445
  Reinvested capital gains .......................           57,911                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        1,429,003         3,502,175           219,325         3,369,177
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           98,332           132,300            48,214            52,714
  Transfers between funds ........................        2,379,856           143,663        (3,411,756)        1,150,799
  Redemptions (note 3) ...........................       (2,319,083)       (2,212,477)       (2,048,170)       (1,702,747)
  Annuity benefits ...............................                -            (1,717)           (3,747)           (5,163)
  Adjustments to maintain reserves ...............              783               707               804            10,371
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................          159,888        (1,937,524)       (5,414,655)         (494,026)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............        1,588,891         1,564,651        (5,195,330)        2,875,151
Contract owners' equity beginning of period ......       15,108,910        13,544,259        13,962,278        11,087,127
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............       16,697,801        15,108,910         8,766,948        13,962,278
                                                     ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ................................          900,411         1,036,618           867,371           902,181
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................          207,797           623,652            84,481           483,991
  Units redeemed .................................         (202,854)         (759,859)         (417,274)         (518,801)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................          905,354           900,411           534,578           867,371
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPHI                             FidVIPOv
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................   $      630,779           294,227            (2,354)           (7,128)
  Realized gain (loss) on investments ............          763,949         1,443,317            68,464           (54,206)
  Change in unrealized gain (loss)
   on investments ................................         (270,769)          890,835            73,524           538,064
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        1,123,959         2,628,379           139,634           476,730
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           86,184           100,437                 -               (80)
  Transfers between funds ........................         (950,162)        5,601,574          (128,840)         (163,094)
  Redemptions (note 3) ...........................       (1,351,859)       (1,089,185)         (235,170)         (270,986)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............              602               160              (268)          (40,447)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................       (2,215,235)        4,612,986          (364,278)         (474,607)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............       (1,091,276)        7,241,365          (224,644)            2,123
Contract owners' equity beginning of period ......       15,083,048         7,841,683         1,489,390         1,487,267
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $   13,991,772        15,083,048         1,264,746         1,489,390
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................        1,388,476           905,375           115,590           163,087
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................        1,838,943         2,119,947                 -                26
  Units redeemed .................................       (2,034,857)       (1,636,846)          (27,942)          (47,523)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................        1,192,562         1,388,476            87,648           115,590
                                                     ==============    ==============    ==============    ==============

                                                                FidVIPOvR                            FidVIPAM
                                                     --------------------------------    --------------------------------
                                                         2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................          (17,702)           (2,173)           66,423           119,072
  Realized gain (loss) on investments ............           (8,801)           27,355          (161,270)         (388,941)
  Change in unrealized gain (loss)
   on investments ................................          197,948            85,780           283,104         1,025,422
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          171,445           110,962           188,257           755,553
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           19,090            26,361             2,790            49,888
  Transfers between funds ........................        1,377,783           132,088           229,425           (93,849)
  Redemptions (note 3) ...........................          (67,673)         (134,698)         (589,773)         (845,209)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............               50            38,381               241                25
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................        1,329,250            62,132          (357,317)         (889,145)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............        1,500,695           173,094          (169,060)         (133,592)
Contract owners' equity beginning of period ......          389,442           216,348         5,087,027         5,220,619
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............        1,890,137           389,442         4,917,967         5,087,027
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................           35,678            27,996           333,906           398,413
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................          232,300            42,914            21,977            23,913
  Units redeemed .................................         (113,289)          (35,232)          (45,310)          (88,420)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................          154,689            35,678           310,573           333,906
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPCon                          FidVIPIGBdS
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................   $     (178,741)         (124,856)           43,872              (125)
  Realized gain (loss) on investments ............          659,931          (145,771)          (57,567)                5
  Change in unrealized gain (loss)
   on investments ................................        1,701,019         3,284,000             5,047               512
  Reinvested capital gains .......................                -                 -            45,614                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        2,182,209         3,013,373            36,966               392
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           86,830           133,730                 -                 -
  Transfers between funds ........................        4,309,052           100,853         2,028,569           101,346
  Redemptions (note 3) ...........................       (2,812,140)       (1,690,331)         (342,224)             (410)
  Annuity benefits ...............................             (522)             (672)                -                 -
  Adjustments to maintain reserves ...............              362            (3,444)               45                 8
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................        1,583,582        (1,459,864)        1,686,390           100,944
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............        3,765,791         1,553,509         1,723,356           101,336
Contract owners' equity beginning of period ......       14,439,944        12,886,435           101,336                 -
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $   18,205,735        14,439,944         1,824,692           101,336
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................          707,473           799,285            10,015                 -
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................          296,575           268,848           381,982            10,055
  Units redeemed .................................         (220,230)         (360,660)         (216,586)              (40)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................          783,818           707,473           175,411            10,015
                                                     ==============    ==============    ==============    ==============

                                                                FidVIPGrOp                          FidVIPValS
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................          (16,492)          (11,565)          (18,552)          (12,395)
  Realized gain (loss) on investments ............           24,924           (66,953)          350,859            47,810
  Change in unrealized gain (loss)
   on investments ................................           89,674           521,588          (302,631)          344,330
  Reinvested capital gains .......................                -                 -             3,992            13,695
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           98,106           443,070            33,668           393,440
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................            1,799            23,063             1,531             2,349
  Transfers between funds ........................          (36,102)         (279,118)       (1,553,382)        1,855,127
  Redemptions (note 3) ...........................          (48,200)         (227,831)         (257,664)           (8,789)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............               88               476                48                42
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................          (82,415)         (483,410)       (1,809,467)        1,848,729
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............           15,691           (40,340)       (1,775,799)        2,242,169
Contract owners' equity beginning of period ......        1,826,495         1,866,835         2,249,390             7,221
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............        1,842,186         1,826,495           473,591         2,249,390
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................          194,978           255,066           194,517               971
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................            1,227            70,096            29,633           302,813
  Units redeemed .................................          (10,046)         (130,184)         (187,693)         (109,267)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................          186,159           194,978            36,457           194,517
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITCVal2                          GVITIntVal3
                                                     --------------------------------    --------------------------------
                                                         2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................   $          237                 -             5,112               (52)
  Realized gain (loss) on investments ............              330                 -            (7,711)                1
  Change in unrealized gain (loss)
   on investments ................................           12,015                 -           203,650             2,323
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           12,582                 -           201,051             2,272
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................                -                 -            (6,479)                -
  Transfers between funds ........................          191,668                 -         1,513,575            58,921
  Redemptions (note 3) ...........................           (4,277)                -          (104,553)                -
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............                2                 -             7,588                (2)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................          187,393                 -         1,410,131            58,919
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............          199,975                 -         1,611,182            61,191
Contract owners' equity beginning of period ......                -                 -            61,191                 -
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $      199,975                 -         1,672,373            61,191
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................                -                 -             4,472                 -
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................           18,561                 -           171,330             4,472
  Units redeemed .................................             (814)                -           (73,378)                -
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................           17,747                 -           102,424             4,472
                                                     ==============    ==============    ==============    ==============

                                                               GVITDMidCapI                         GVITEmMrkts
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................          (31,687)          (30,989)              (74)              (72)
  Realized gain (loss) on investments ............          453,959          (127,806)            1,160               (15)
  Change in unrealized gain (loss)
   on investments ................................          (60,243)        1,046,184            (1,992)            4,589
  Reinvested capital gains .......................           83,055                22                80                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          445,084           887,411              (826)            4,502
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           28,860            30,134                 -                 -
  Transfers between funds ........................         (305,973)          263,897           (10,829)                -
  Redemptions (note 3) ...........................         (383,236)         (501,442)                -                 -
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............             (243)           (2,719)                -                (3)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................         (660,592)         (210,130)          (10,829)               (3)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............         (215,508)          677,281           (11,655)            4,499
Contract owners' equity beginning of period ......        3,732,152         3,054,871            11,655             7,156
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............        3,516,644         3,732,152                 -            11,655
                                                     ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ................................          332,627           361,298             1,056             1,056
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................           78,899           458,509                 -                 -
  Units redeemed .................................         (136,727)         (487,180)           (1,056)                -
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................          274,799           332,627                 -             1,056
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITEmMrkts3                         GVITGlFin3
                                                     --------------------------------    --------------------------------
                                                          2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................   $         (795)             (492)              (87)             (467)
  Realized gain (loss) on investments ............           24,130            13,429             8,662             5,454
  Change in unrealized gain (loss)
   on investments ................................          (35,952)           34,689              (627)            5,328
  Reinvested capital gains .......................           19,884                 -             9,475            12,309
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            7,267            47,626            17,423            22,624
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................                -               297                 -                 -
  Transfers between funds ........................          152,959           126,165            97,985           101,489
  Redemptions (note 3) ...........................          (91,613)           (2,423)          (94,861)           (6,249)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............              (19)             (194)                4                (4)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................           61,327           123,845             3,128            95,236
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............           68,594           171,471            20,551           117,860
Contract owners' equity beginning of period ......          183,543            12,072           131,439            13,579
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $      252,137           183,543           151,990           131,439
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................           15,033             1,610            10,991             1,583
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................           20,752            22,116            10,009            18,311
  Units redeemed .................................          (18,432)           (8,693)          (10,353)           (8,903)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................           17,353            15,033            10,647            10,991
                                                     ==============    ==============    ==============    ==============

                                                               GVITGlHlth3                          GVITGlTech
                                                     --------------------------------    --------------------------------
                                                         2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................           (4,516)           (1,305)              (44)              (56)
  Realized gain (loss) on investments ............           (5,019)           12,016                (2)             (380)
  Change in unrealized gain (loss)
   on investments ................................           12,108            (3,434)              137             2,246
  Reinvested capital gains .......................            1,003            19,500                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            3,576            26,777                91             1,810
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................                -                 -                 -                 -
  Transfers between funds ........................          159,263           183,064                 -            (1,823)
  Redemptions (note 3) ...........................          (16,935)          (44,597)                -              (224)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............               15                13                (2)              (15)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................          142,343           138,480                (2)           (2,062)
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............          145,919           165,257                89              (252)
Contract owners' equity beginning of period ......          178,099            12,842             3,170             3,422
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............          324,018           178,099             3,259             3,170
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................           15,979             1,553             1,086             1,793
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................           31,561            21,247                 -                 -
  Units redeemed .................................          (20,187)           (6,821)                -              (707)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................           27,353            15,979             1,086             1,086
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          GVITGlTech3                        GVITGlUtl3
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $       (1,263)            (918)             (90)            (234)
  Realized gain (loss) on investments .......            1,877            3,628           13,898              898
  Change in unrealized gain (loss)
   on investments ...........................           (9,351)          10,650            9,490           14,162
  Reinvested capital gains ..................                -                -            6,725                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           (8,737)          13,360           30,023           14,826
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                -                -                -
  Transfers between funds ...................           15,210           99,505           52,181          129,343
  Redemptions (note 3) ......................          (57,904)          (5,162)         (64,229)          (1,479)
  Annuity benefits ..........................                -                -                -                -
  Adjustments to maintain reserves ..........               12              (15)              12                2
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............          (42,682)          94,328          (12,036)         127,866
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......          (51,419)         107,688           17,987          142,692
Contract owners' equity beginning
 of period ..................................          111,967            4,279          142,692                -
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $       60,548          111,967          160,679          142,692
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................           10,283              601           13,553                -
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................            5,226           23,593            7,052           19,219
  Units redeemed ............................          (10,098)         (13,911)          (8,688)          (5,666)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................            5,411           10,283           11,917           13,553
                                                ==============   ==============   ==============   ==============

                                                           GVITGvtBd                        GVITGrowth
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............          286,964          241,004          (14,211)         (21,365)
  Realized gain (loss) on investments .......         (152,162)         389,104           98,104          (44,926)
  Change in unrealized gain (loss)
   on investments ...........................         (188,315)        (590,584)         (13,350)         463,546
  Reinvested capital gains ..................          159,949           22,570                -                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          106,436           62,094           70,543          397,255
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................          100,534           69,354           21,815           13,025
  Transfers between funds ...................       (2,208,289)      (6,840,948)        (196,133)        (154,057)
  Redemptions (note 3) ......................       (1,461,240)      (2,595,366)        (255,703)        (260,864)
  Annuity benefits ..........................                -                -                -                -
  Adjustments to maintain reserves ..........              285             (102)              40              (17)
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............       (3,568,710)      (9,367,062)        (429,981)        (401,913)
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......       (3,462,274)      (9,304,968)        (359,438)          (4,658)
Contract owners' equity beginning
 of period ..................................        9,426,820       18,731,788        1,493,616        1,498,274
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......        5,964,546        9,426,820        1,134,178        1,493,616
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................          645,559        1,289,459          152,698          200,378
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           27,629          244,012            4,817           88,050
  Units redeemed ............................         (271,813)        (887,912)         (48,731)        (135,730)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          401,375          645,559          108,784          152,698
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           GVITIDAgg                         GVITIDCon
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............   $          511               12            1,766            3,345
  Realized gain (loss) on investments .......              208              571            5,331           11,211
  Change in unrealized gain (loss)
   on investments ...........................            4,877            1,267           (2,844)           8,955
  Reinvested capital gains ..................            2,707              210            2,027              876
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................            8,303            2,060            6,280           24,387
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                -            6,684                -
  Transfers between funds ...................          112,110           12,769          (19,348)        (284,990)
  Redemptions (note 3) ......................           (1,800)          (2,732)         (27,012)        (207,388)
  Annuity benefits ..........................                -                -                -                -
  Adjustments to maintain reserves ..........                6               (2)              (1)              (6)
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............          110,316           10,035          (39,677)        (492,384)
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......          118,619           12,095          (33,397)        (467,997)
Contract owners' equity beginning
 of period ..................................           18,884            6,789          223,962          691,959
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......   $      137,503           18,884          190,565          223,962
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................            1,768              826           21,242           69,792
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................            9,852            1,800            6,320           19,066
  Units redeemed ............................             (164)            (858)         (10,037)         (67,616)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................           11,456            1,768           17,525           21,242
                                                ==============   ==============   ==============   ==============

                                                           GVITIDMod                       GVITIDModAgg
                                                -------------------------------   -------------------------------
                                                     2004             2003             2004             2003
                                                --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ..............            8,631            3,538            2,388               98
  Realized gain (loss) on investments .......           71,076            4,981           18,931            3,551
  Change in unrealized gain (loss)
   on investments ...........................           34,632          118,252           29,669           66,416
  Reinvested capital gains ..................            7,342              429            6,874                -
                                                --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          121,681          127,200           57,862           70,065
                                                --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                -                -            3,487
  Transfers between funds ...................          760,626          758,240          320,791          147,475
  Redemptions (note 3) ......................         (356,778)         (73,116)         (62,972)         (12,046)
  Annuity benefits ..........................                -                -                -                -
  Adjustments to maintain reserves ..........               77               16               18                9
                                                --------------   --------------   --------------   --------------
      Net equity transactions ...............          403,925          685,140          257,837          138,925
                                                --------------   --------------   --------------   --------------

Net change in contract owners' equity .......          525,606          812,340          315,699          208,990
Contract owners' equity beginning
 of period ..................................        1,093,325          280,985          307,829           98,839
                                                --------------   --------------   --------------   --------------
Contract owners' equity end of period .......        1,618,931        1,093,325          623,528          307,829
                                                ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ...........................          102,489           31,163           28,779           11,533
                                                --------------   --------------   --------------   --------------
  Units purchased ...........................           77,887           95,388           31,295           20,963
  Units redeemed ............................          (39,790)         (24,062)          (7,304)          (3,717)
                                                --------------   --------------   --------------   --------------
  Ending units ..............................          140,586          102,489           52,770           28,779
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          GVITIDModCon                     GVITIntGro3
                                                  ----------------------------   ---------------------------
                                                      2004             2003            2004          2003
                                                  -------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ............       $       3,591          2,341            (58)          (283)
  Realized gain (loss) on investments .....              16,209          7,652             79            348
  Change in unrealized gain (loss
   on investments .........................               4,753         22,559          7,993          1,475
  Reinvested capital gains ................               3,700            734              -              -
                                                  -------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................              28,253         33,286          8,014          1,540
                                                  -------------   ------------   ------------   ------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ...............              13,651          2,200          2,459          1,981
  Transfers between funds .................             154,704        384,720         39,517          6,466
  Redemptions (note 3) ....................            (167,553)       (16,895)          (470)        (1,387)
  Annuity benefits ........................                   -              -              -              -
  Adjustments to maintain reserves ........                  27             (4)           (12)          (114)
                                                  -------------   ------------   ------------   ------------
      Net equity transactions .............                 829        370,021         41,494          6,946
                                                  -------------   ------------   ------------   ------------
Net change in contract owners' equity .....              29,082        403,307         49,508          8,486
Contract owners' equity beginning of period             467,209         63,902         20,490         12,004
                                                  -------------   ------------   ------------   ------------
Contract owners' equity end of period .....       $     496,291        467,209         69,998         20,490
                                                  =============   ============   ============   ============

CHANGES IN UNITS:
  Beginning units .........................              43,835          6,718          1,980          1,547
                                                  -------------   ------------   ------------   ------------
  Units purchased .........................              16,053         53,743          4,067         15,026
  Units redeemed ..........................             (15,796)       (16,626)           (45)       (14,593)
                                                  -------------   ------------   ------------   ------------
  Ending units ............................              44,092         43,835          6,002          1,980
                                                  =============   ============   ============   ============

                                                        GVITJPBal                       GVITSMdCpGr
                                                  ----------------------------   ---------------------------
                                                      2004            2003           2004          2003
                                                  -------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ..............                 8              -        (49,859)       (13,920)
  Realized gain (loss) on investments .......                 6              -         54,942        262,578
  Change in unrealized gain (loss)
   on investments ...........................                41              -        393,388         74,249
  Reinvested capital gains ..................                 -              -              -              -
                                                  -------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................                55              -        398,471        322,907
                                                  -------------   ------------   ------------   ------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                 -              -             23          1,003
  Transfers between funds ...................               986              -      3,191,692        213,435
  Redemptions (note 3) ......................              (199)             -       (300,415)      (204,884)
  Annuity benefits ..........................                 -              -              -              -
  Adjustments to maintain reserves ..........                 4              -            145             11
                                                  -------------   ------------   ------------   ------------
      Net equity transactions ...............               791              -      2,891,445          9,565
                                                  -------------   ------------   ------------   ------------
Net change in contract owners' equity .......               846              -      3,289,916        332,472
Contract owners' equity beginning of period                   -              -        518,510        186,038
                                                  -------------   ------------   ------------   ------------
Contract owners' equity end of period .......               846              -      3,808,426        518,510
                                                  =============   ============   ============   ============

CHANGES IN UNITS:
  Beginning units ...........................                 -              -        109,111         54,066
                                                  -------------   ------------   ------------   ------------
  Units purchased ...........................                98              -        729,487        719,161
  Units redeemed ............................               (19)             -       (133,536)      (664,116)
                                                  -------------   ------------   ------------   ------------
  Ending units ..............................                79              -        705,062        109,111
                                                  =============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITMyMkt                         GVITNWFund
                                                    --------------------------------    --------------------------------
                                                         2004              2003               2004               2003
                                                    --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..................   $      (85,078)         (143,509)           (8,025)          (30,810)
  Realized gain (loss) on investments ...........                -                 -            30,185          (237,519)
  Change in unrealized gain (loss)
   on investments ...............................                -                 -           191,789         1,058,890
  Reinvested capital gains ......................                -                 -                 -                 -
                                                    --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from
     operations .................................          (85,078)         (143,509)          213,949           790,561
                                                    --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from contract
   owners (note 3) ..............................          413,714           459,626             3,138            17,670
  Transfers between funds .......................          510,216        (3,443,732)         (131,109)         (139,783)
  Redemptions (note 3) ..........................       (4,343,828)       (8,998,596)         (880,826)         (495,218)
  Annuity benefits ..............................                -                 -                 -                 -
  Adjustments to maintain reserves ..............              461               (17)              145               (82)
                                                    --------------    --------------    --------------    --------------
      Net equity transactions ...................       (3,419,437)      (11,982,719)       (1,008,652)         (617,413)
                                                    --------------    --------------    --------------    --------------
Net change in contract owners' equity ...........       (3,504,515)      (12,126,228)         (794,703)          173,148
Contract owners' equity beginning of period .....       10,306,279        22,432,507         3,576,181         3,403,033
                                                    --------------    --------------    --------------    --------------
Contract owners' equity end of period ...........   $    6,801,764        10,306,279         2,781,478         3,576,181
                                                    ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...............................          850,554         1,835,875           228,928           273,755
                                                    --------------    --------------    --------------    --------------
  Units purchased ...............................        2,314,970         4,514,390             3,050            67,834
  Units redeemed ................................       (2,600,515)       (5,499,711)          (67,356)         (112,661)
                                                    --------------    --------------    --------------    --------------
  Ending units ..................................          565,009           850,554           164,622           228,928
                                                    ==============    ==============    ==============    ==============

                                                               GVITLead3                        GVITSmCapGr
                                                    --------------------------------    --------------------------------
                                                          2004             2003              2004              2003
                                                    --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..................           (1,405)           (1,922)           (4,794)           (5,389)
  Realized gain (loss) on investments ...........           22,889             4,980            29,759            21,490
  Change in unrealized gain (loss)
   on investments ...............................           (8,512)           31,100            10,264            84,453
  Reinvested capital gains ......................              943                 -                 -                 -
                                                    --------------    --------------    --------------    --------------
  Net increase (decrease) in contract
   owners' equity resulting from operations .....           13,915            34,158            35,229           100,554
                                                    --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) .....................            1,625             1,500               881               798
  Transfers between funds .......................          (90,089)          (48,431)          (95,384)          238,587
  Redemptions (note 3) ..........................               (8)                -           (98,890)         (109,861)
  Annuity benefits ..............................                -                 -                 -                 -
  Adjustments to maintain reserves ..............               (8)                1                 9                (3)
                                                    --------------    --------------    --------------    --------------
       Net equity transactions ..................          (88,480)          (46,930)         (193,384)          129,521
                                                    --------------    --------------    --------------    --------------
  Net change in contract owners' equity .........          (74,565)          (12,772)         (158,155)          230,075
  Contract owners' equity beginning of period ...          141,785           154,557           477,408           247,333
                                                    --------------    --------------    --------------    --------------
  Contract owners' equity end of period .........           67,220           141,785           319,253           477,408
                                                    ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ...............................           13,695            18,478            77,681            53,252
                                                    --------------    --------------    --------------    --------------
  Units purchased ...............................              281               662            17,111           256,034
  Units redeemed ................................           (8,429)           (5,445)          (48,316)         (231,605)
                                                    --------------    --------------    --------------    --------------
  Ending units ..................................            5,547            13,695            46,476            77,681
                                                    ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              GVITSmCapVal                     GVITSmComp
                                                  --------------------------------    --------------------------------
                                                       2004              2003              2004              2003
                                                  --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............     $      (80,382)          (73,158)         (114,249)         (108,060)
  Realized gain (loss) on investments .......            984,265          (537,756)        1,264,016           (26,533)
  Change in unrealized gain (loss)
   on investments ...........................           (440,865)        2,848,124          (850,517)        2,644,160
  Reinvested capital gains ..................            379,365                 -           804,880                 -
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations            842,383         2,237,210         1,104,130         2,509,567
                                                  --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................             11,833            18,556            10,265            26,218
  Transfers between funds ...................         (1,075,250)          457,750        (1,701,282)          (41,349)
  Redemptions (note 3) ......................           (647,261)         (777,674)       (1,199,389)         (883,345)
  Annuity benefits ..........................                  -                 -            (1,166)           (2,734)
  Adjustments to maintain reserves ..........                (89)           (2,249)              419               (80)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions ...............         (1,710,767)         (303,617)       (2,891,153)         (901,290)
                                                  --------------    --------------    --------------    --------------
Net change in contract owners' equity .......           (868,384)        1,933,593        (1,787,023)        1,608,277
Contract owners' equity beginning of period .          6,344,965         4,411,372         8,951,941         7,343,664
                                                  --------------    --------------    --------------    --------------
Contract owners' equity end of period .......     $    5,476,581         6,344,965         7,164,918         8,951,941
                                                  ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...........................            384,540           413,285           403,505           459,867
                                                  --------------    --------------    --------------    --------------
  Units purchased ...........................             51,555           442,240            46,016           400,718
  Units redeemed ............................           (148,970)         (470,985)         (174,155)         (457,080)
                                                  --------------    --------------    --------------    --------------
  Ending units ..............................            287,125           384,540           275,366           403,505
                                                  ==============    ==============    ==============    ==============

                                                              GVITTGroFoc                      GVITTGroFoc3
                                                  --------------------------------    --------------------------------
                                                       2004             2003              2004               2003
                                                  --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ..............                (67)             (176)                -              (173)
  Realized gain (loss) on investments .......                (68)           (1,062)                -             2,259
  Change in unrealized gain (loss)
   on investments ...........................                370             6,027                 -                 -
  Reinvested capital gains ..................                  -                 -                 -                 -
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from Operations                235             4,789                 -             2,086
                                                  --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                  -                 -                 -                 -
  Transfers between funds ...................            (14,646)                -                 -                84
  Redemptions (note 3) ......................                  -            (1,502)                -            (2,170)
  Annuity benefits ..........................                  -                 -                 -                 -
  Adjustments to maintain reserves ..........                 (3)             (131)                -                 -
                                                  --------------    --------------    --------------    --------------
      Net equity transactions ...............            (14,649)           (1,633)                -            (2,086)
                                                  --------------    --------------    --------------    --------------
Net change in contract owners' equity .......            (14,414)            3,156                 -                 -
Contract owners' equity beginning of period .             14,414            11,258                 -                 -
                                                  --------------    --------------    --------------    --------------
Contract owners' equity end of period .......                  -            14,414                 -                 -
                                                  ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ...........................              4,530             5,264                 -                 -
                                                  --------------    --------------    --------------    --------------
  Units purchased ...........................                  -                 -                 -            12,762
  Units redeemed ............................             (4,530)             (734)                -           (12,762)
                                                  --------------    --------------    --------------    --------------
  Ending units ..............................                  -             4,530                 -                 -
                                                  ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          GVITUSGro3                          GVITVKMultiSec
                                                --------------------------------    --------------------------------
                                                     2004             2003               2004               2003
                                                --------------   ---------------    --------------     -------------
Investment activity:
  Net investment income (loss) ..............   $      (15,244)           (1,648)           22,058            30,372
  Realized gain (loss) on investments .......         (319,368)            9,095            (3,634)           53,979
  Change in unrealized gain (loss)
   on investments ...........................           (4,217)           11,461             7,104            (5,927)
  Reinvested capital gains ..................          112,697            15,453                 -                 -
                                                --------------   ---------------    --------------     -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     Operations ..............................        (226,132)           34,361            25,528            78,424
                                                --------------   ---------------    --------------     -------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................                -                 3             6,507             9,374
  Transfers between funds ...................           96,372           325,609           126,569           (59,034)
  Redemptions (note 3) ......................         (150,579)           (5,622)         (182,564)         (210,494)
  Annuity benefits ..........................                -                 -                 -                 -
  Adjustments to maintain reserves ..........               38                (4)               17               (47)
                                                --------------   ---------------    --------------     -------------
      Net equity transactions ...............          (54,169)          319,986           (49,471)         (260,201)
                                                --------------   ---------------    --------------     -------------
Net change in contract owners' equity .......         (280,301)          354,347           (23,943)         (181,777)
Contract owners' equity beginning of period .          354,347                 -           617,767           799,544
                                                --------------   ---------------    --------------     -------------
Contract owners' equity end of period .......   $       74,046           354,347           593,824           617,767
                                                ==============   ===============    ==============     =============

CHANGES IN UNITS:
  Beginning units ...........................           28,886                 -            49,599            70,928
                                                --------------   ---------------    --------------     -------------
  Units purchased ...........................          199,820            39,990            34,999           103,377
  Units redeemed ............................         (223,259)          (11,104)          (39,187)         (124,706)
                                                --------------   ---------------    --------------     -------------
  Ending units ..............................            5,447            28,886            45,411            49,599
                                                ==============   ===============    ==============     =============

                                                          JanCapAp                            JanGlTechS2
                                                --------------   ---------------    --------------     -------------
                                                     2004             2003               2004               2003
                                                --------------   ---------------    --------------     -------------
Investment activity:
  Net investment income (loss) ..............           (4,598)           (7,556)             (859)             (510)
  Realized gain (loss) on investments .......           42,888           (64,128)            3,600            (3,936)
  Change in unrealized gain (loss)
   on investments ...........................              318           149,756            (3,934)           10,891
  Reinvested capital gains ..................                -                 -                 -                 -
                                                --------------   ---------------    --------------     -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     Operations .............................           38,608            78,072            (1,193)            6,445
                                                --------------   ---------------    --------------     -------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) .................              135            14,984               243               337
  Transfers between funds ...................           18,670          (179,885)           48,727            62,388
  Redemptions (note 3) ......................         (214,766)         (251,805)          (16,798)          (11,628)
  Annuity benefits ..........................                -                 -                 -                 -
  Adjustments to maintain reserves ..........             (173)           (1,340)              (12)               (3)
                                                --------------   ---------------    --------------     -------------
      Net equity transactions ...............         (196,134)         (418,046)           32,160            51,094
                                                --------------   ---------------    --------------     -------------
Net change in contract owners' equity .......         (157,526)         (339,974)           30,967            57,539
Contract owners' equity beginning of period .          434,601           774,575            76,585            19,046
                                                --------------   ---------------    --------------     -------------
Contract owners' equity end of period .......          277,075           434,601           107,552            76,585
                                                ==============   ===============    ==============     =============

CHANGES IN UNITS:
  Beginning units ...........................           73,146           154,472             7,454             2,688
                                                --------------   ---------------    --------------     -------------
  Units purchased ...........................           68,092           548,102            11,459            12,117
  Units redeemed ............................         (101,126)         (629,428)           (8,379)           (7,351)
                                                --------------   ---------------    --------------     -------------
  Ending units ..............................           40,112            73,146            10,534             7,454
                                                ==============   ===============    ==============     =============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                JanGlTech                          JanIntGroS2
                                                     -------------------------------   -------------------------------
                                                          2004             2003             2004             2003
                                                     --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...................   $         (855)          (1,291)          (1,833)          (4,537)
  Realized gain (loss) on investments ............           (4,129)         (21,094)         250,013            6,190
  Change in unrealized gain (loss)
   on investments ................................            3,496           52,952         (195,934)         213,520
  Reinvested capital gains .......................                -                -                -                -
                                                     --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....           (1,488)          30,567           52,246          215,173
                                                     --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................                -                -            2,473            1,852
  Transfers between funds ........................          (12,246)         (35,447)      (1,112,791)         875,953
  Redemptions (note 3) ...........................           (3,260)         (20,592)         (10,138)          (9,001)
  Annuity benefits ...............................                -                -                -                -
                                                     --------------   --------------   --------------   --------------
  Adjustments to maintain reserves ...............               (2)              (6)               5                -
                                                     --------------   --------------   --------------   --------------
      Net equity transactions ....................          (15,508)         (56,045)      (1,120,451)         868,804
                                                     --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          (16,996)         (25,478)      (1,068,205)       1,083,977
Contract owners' equity beginning of period ......           71,897           97,375        1,139,875           55,898
                                                     --------------   --------------   --------------   --------------
Contract owners' equity end of period ............   $       54,901           71,897           71,670        1,139,875
                                                     ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           20,634           40,341          111,175            7,229
                                                     --------------   --------------   --------------   --------------
  Units purchased ................................                -                -            6,279          111,088
  Units redeemed .................................           (4,736)         (19,707)        (111,479)          (7,142)
                                                     --------------   --------------   --------------   --------------
  Ending units ...................................           15,898           20,634            5,975          111,175
                                                     ==============   ==============   ==============   ==============

                                                                JanIntGro                        JPMSTMidCap
                                                     -------------------------------   -------------------------------
                                                          2004             2003             2004             2003
                                                     --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...................             (829)          (1,141)          (3,000)               -
  Realized gain (loss) on investments ............            3,966          (35,229)           7,430                -
  Change in unrealized gain (loss)
   on investments ................................           12,791           92,856           59,225                -
  Reinvested capital gains .......................                -                -                -                -
                                                     --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....           15,928           56,486           63,655                -
                                                     --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................               22                -                -                -
  Transfers between funds ........................          (34,301)        (130,990)       1,811,373                -
  Redemptions (note 3) ...........................          (30,375)         (62,203)        (112,816)               -
  Annuity benefits ...............................                -                -                -                -
  Adjustments to maintain reserves ...............               27              127                1                -
                                                     --------------   --------------   --------------   --------------
      Net equity transactions ....................          (64,627)        (193,066)       1,698,558                -
                                                     --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          (48,699)        (136,580)       1,762,213                -
Contract owners' equity beginning of period ......          148,096          284,676                -                -
                                                     --------------   --------------   --------------   --------------
Contract owners' equity end of period ............           99,397          148,096        1,762,213                -
                                                     ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           25,693           65,481                -                -
                                                     --------------   --------------   --------------   --------------
  Units purchased ................................                -                -          165,660                -
  Units redeemed .................................          (10,950)         (39,788)         (10,726)               -
                                                     --------------   --------------   --------------   --------------
  Ending units ...................................           14,743           25,693          154,934                -
                                                     ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                NBAMTGro                         NBAMTGuard
                                                     -------------------------------   -------------------------------
                                                         2004             2003             2004             2003
                                                     --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...................   $      (15,409)         (15,362)         (10,891)             961
  Realized gain (loss) on investments ............           39,472         (376,789)         314,734           35,999
  Change in unrealized gain (loss)
   on investments ................................          113,632          622,218         (181,752)         328,776
  Reinvested capital gains .......................                -                -                -                -
                                                     --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          137,695          230,067          122,091          365,736
                                                     --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................              525           10,939           11,502           11,268
  Transfers between funds ........................          (73,475)         (68,840)      (1,829,254)       1,611,885
  Redemptions (note 3) ...........................         (191,540)        (141,551)         (39,015)         (91,461)
  Annuity benefits ...............................                -                -                -                -
  Adjustments to maintain reserves ...............               45              (13)               1             (465)
                                                     --------------   --------------   --------------   --------------
      Net equity transactions ....................         (264,445)        (199,465)      (1,856,766)       1,531,227
                                                     --------------   --------------   --------------   --------------
Net change in contract owners' equity ............         (126,750)          30,602       (1,734,675)       1,896,963
Contract owners' equity beginning of period ......        1,123,789        1,093,187        2,436,927          539,964
                                                     --------------   --------------   --------------   --------------
Contract owners' equity end of period ............   $      997,039        1,123,789          702,252        2,436,927
                                                     ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           95,322          120,078          254,819           73,317
                                                     --------------   --------------   --------------   --------------
  Units purchased ................................           10,768           69,552           10,166          252,731
  Units redeemed .................................          (32,494)         (94,308)        (200,648)         (71,229)
                                                     --------------   --------------   --------------   --------------
  Ending units ...................................           73,596           95,322           64,337          254,819
                                                     ==============   ==============   ==============   ==============

                                                                NBAMTLMat                         NBAMTPart
                                                     -------------------------------   -------------------------------
                                                          2004             2003             2004             2003
                                                     --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...................          223,059          164,481          (51,444)         (60,829)
  Realized gain (loss) on investments ............         (114,365)         144,084          492,148         (409,377)
  Change in unrealized gain (loss)
   on investments ................................         (155,903)        (230,440)          34,904        1,710,275
  Reinvested capital gains .......................                -                -                -                -
                                                     --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          (47,209)          78,125          475,608        1,240,069
                                                     --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           62,138           82,708           17,526           72,644
  Transfers between funds ........................        2,090,252       (1,134,335)         (92,213)        (390,314)
  Redemptions (note 3) ...........................         (480,931)      (1,308,265)        (691,086)        (867,212)
  Annuity benefits ...............................                -                -             (479)          (1,424)
  Adjustments to maintain reserves ...............              258               (4)             200                7
                                                     --------------   --------------   --------------   --------------
      Net equity transactions ....................        1,671,717       (2,359,896)        (766,052)      (1,186,299)
                                                     --------------   --------------   --------------   --------------
Net change in contract owners' equity ............        1,624,508       (2,281,771)        (290,444)          53,770
Contract owners' equity beginning of period ......        5,268,989        7,550,760        3,472,615        3,418,845
                                                     --------------   --------------   --------------   --------------
Contract owners' equity end of period ............        6,893,497        5,268,989        3,182,171        3,472,615
                                                     ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................          403,378          583,492          213,222          279,376
                                                     --------------   --------------   --------------   --------------
  Units purchased ................................          400,607          265,961           52,045          333,751
  Units redeemed .................................         (272,615)        (446,075)         (98,603)        (399,905)
                                                     --------------   --------------   --------------   --------------
  Ending units ...................................          531,370          403,378          166,664          213,222
                                                     ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                NBAMSocRes                          OppAggGro
                                                     --------------------------------   ---------------------------------
                                                         2004              2003             2004              2003
                                                     --------------    --------------   ---------------   ---------------
Investment activity:
  Net investment income (loss) ...................   $          (90)                -            (3,793)           (4,302)
  Realized gain (loss) on investments ............            1,506                 -             3,295            27,658
  Change in unrealized gain (loss)
   on investments ................................            1,092                 -            42,701             3,415
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------   ---------------   ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            2,508                 -            42,203            26,771
                                                     --------------    --------------   ---------------   ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................                -                 -             5,482             4,143
  Transfers between funds ........................           22,833                 -            73,839           171,312
  Redemptions (note 3) ...........................           (7,159)                -           (32,819)         (160,115)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............                3                 -                 4               (64)
                                                     --------------    --------------   ---------------   ---------------
      Net equity transactions ....................           15,677                 -            46,506            15,276
                                                     --------------    --------------   ---------------   ---------------
Net change in contract owners' equity ............           18,185                 -            88,709            42,047
Contract owners' equity beginning of period ......                -                 -           247,821           205,774
                                                     --------------    --------------   ---------------   ---------------
Contract owners' equity end of period ............   $       18,185                 -           336,530           247,821
                                                     ==============    ==============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ................................                -                 -            53,613            55,099
                                                     --------------    --------------   ---------------   ---------------
  Units purchased ................................            3,865                 -            37,483         1,322,723
  Units redeemed .................................           (2,252)                -           (29,419)       (1,324,209)
                                                     --------------    --------------   ---------------   ---------------
  Ending units ...................................            1,613                 -            61,677            53,613
                                                     ==============    ==============   ===============   ===============

                                                                  OppBal                             OppBdFd
                                                     --------------------------------   ---------------------------------
                                                         2004              2003              2004              2003
                                                     --------------    --------------   ---------------   ---------------
Investment activity:
  Net investment income (loss) ...................          (12,573)           39,967           169,249           318,380
  Realized gain (loss) on investments ............          (10,221)         (146,379)           (8,516)           16,500
  Change in unrealized gain (loss)
   on investments ................................          265,744           681,426            36,726             6,204
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------   ---------------   ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          242,950           575,014           197,459           341,084
                                                     --------------    --------------   ---------------   ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           45,136             2,406            21,213            84,535
  Transfers between funds ........................           64,538            77,743          (511,425)         (911,042)
  Redemptions (note 3) ...........................         (498,692)         (344,273)         (913,240)       (1,339,454)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............              121                19               224               761
                                                     --------------    --------------   ---------------   ---------------
      Net equity transactions ....................         (388,897)         (264,105)       (1,403,228)       (2,165,200)
                                                     --------------    --------------   ---------------   ---------------
Net change in contract owners' equity ............         (145,947)          310,909        (1,205,769)       (1,824,116)
Contract owners' equity beginning of period ......        3,100,131         2,789,222         5,907,556         7,731,672
                                                     --------------    --------------   ---------------   ---------------
Contract owners' equity end of period ............        2,954,184         3,100,131         4,701,787         5,907,556
                                                     ==============    ==============   ===============   ===============

CHANGES IN UNITS:
  Beginning units ................................          181,225           200,791           415,506           572,252
                                                     --------------    --------------   ---------------   ---------------
  Units purchased ................................           11,765            23,981            29,449            81,622
  Units redeemed .................................          (33,833)          (43,547)         (126,862)         (238,368)
                                                     --------------    --------------   ---------------   ---------------
  Ending units ...................................          159,157           181,225           318,093           415,506
                                                     ==============    ==============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                OppCapAp                            OppGlSec3
                                                     --------------------------------    --------------------------------
                                                         2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................   $      (37,097)          (35,446)           (5,977)           (8,946)
  Realized gain (loss) on investments ............          203,088          (212,259)          110,532            61,759
  Change in unrealized gain (loss)
   on investments ................................           (7,077)        1,067,051           208,253           219,195
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          158,914           819,346           312,808           272,008
                                                     --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................            3,222             7,628            49,417            15,861
  Transfers between funds ........................         (212,341)          428,286           826,735         1,345,323
  Redemptions (note 3) ...........................         (450,237)         (720,824)         (375,912)         (175,973)
  Annuity benefits ...............................                -                 -                 -                 -
  Adjustments to maintain reserves ...............              154                36               109               (26)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................         (659,202)         (284,874)          500,349         1,185,185
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............         (500,288)          534,472           813,157         1,457,193
Contract owners' equity beginning of period ......        3,586,243         3,051,771         1,457,193                 -
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $    3,085,955         3,586,243         2,270,350         1,457,193
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................          256,029           281,157           102,517                 -
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................           14,999           584,467            75,912           165,993
  Units redeemed .................................          (61,975)         (609,595)          (42,456)          (63,476)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................          209,053           256,029           135,973           102,517
                                                     ==============    ==============    ==============    ==============

                                                                 OppGlSec                           OppMSFund
                                                     --------------------------------    --------------------------------
                                                         2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...................           (6,538)          (24,031)           (4,131)           (5,111)
  Realized gain (loss) on investments ............          322,020            25,623            95,221           (64,787)
  Change in unrealized gain (loss)
   on investments ................................          394,583         1,637,515           (43,365)          253,118
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          710,065         1,639,107            47,725           183,220
                                                     --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................               31            35,316                 -                 -
  Transfers between funds ........................         (324,586)       (2,591,881)          (43,402)          415,747
  Redemptions (note 3) ...........................         (765,781)         (848,963)         (334,590)         (275,946)
  Annuity benefits ...............................           (1,043)           (3,012)                -                 -
  Adjustments to maintain reserves ...............              159              (252)               42                (4)
                                                     --------------    --------------    --------------    --------------
      Net equity transactions ....................       (1,091,220)       (3,408,792)         (377,950)          139,797
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............         (381,155)       (1,769,685)         (330,225)          323,017
Contract owners' equity beginning of period ......        5,015,588         6,785,273           989,400           666,383
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............        4,634,433         5,015,588           659,175           989,400
                                                     ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ................................          217,070           413,784           124,707           104,893
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................                -           130,026            15,973           277,363
  Units redeemed .................................          (46,241)         (326,740)          (63,659)         (257,549)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................          170,829           217,070            77,021           124,707
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                StOpp2                         StDisc2
                                                     -----------------------------   -----------------------------
                                                         2004            2003            2004            2003
                                                     -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................   $     (61,292)        (67,655)         (8,961)         (9,394)
  Realized gain (loss) on investments ............         898,907        (126,510)         49,654         (46,966)
  Change in unrealized gain (loss) on
   investments ...................................        (142,070)      1,693,881          36,375         221,694
  Reinvested capital gains .......................               -               -               -               -
                                                     -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................         695,545       1,499,716          77,068         165,334
                                                     -------------   -------------   -------------   -------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           8,024          30,195             315           5,034
  Transfers between funds ........................      (2,075,836)      1,218,079         (36,314)       (664,980)
  Redemptions (note 3) ...........................        (759,042)       (735,717)        (41,741)        (96,098)
  Annuity benefits ...............................               -               -               -               -
  Adjustments to maintain reserves ...............             198             (67)             30               8
                                                     -------------   -------------   -------------   -------------
      Net equity transactions ....................      (2,826,656)        512,490         (77,710)       (756,036)
                                                     -------------   -------------   -------------   -------------
Net change in contract owners' equity ............      (2,131,111)      2,012,206            (642)       (590,702)
Contract owners' equity beginning of
 period ..........................................       6,179,025       4,166,819         625,915       1,216,617
                                                     -------------   -------------   -------------   -------------
Contract owners' equity end of period ............   $   4,047,914       6,179,025         625,273         625,915
                                                     =============   =============   =============   =============

CHANGES IN UNITS:
  Beginning units ................................         305,709         278,354          41,832         111,728
                                                     -------------   -------------   -------------   -------------
  Units purchased ................................          18,667         258,907           4,487          13,055
  Units redeemed .................................        (152,479)       (231,552)         (9,675)        (82,951)
                                                     -------------   -------------   -------------   -------------
  Ending units ...................................         171,897         305,709          36,644          41,832
                                                     =============   =============   =============   =============

                                                              StIntStk2                       VEWrldBdR1
                                                     -----------------------------   -----------------------------
                                                         2004            2003            2004            2003
                                                     -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................               -           2,009          (3,878)              -
  Realized gain (loss) on investments ............               -         (89,095)            510               -
  Change in unrealized gain (loss) on
   investments ...................................               -          80,132          58,321               -
  Reinvested capital gains .......................               -               -               -               -
                                                     -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ..................................               -          (6,954)         54,953               -
                                                     -------------   -------------   -------------   -------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................               -           1,086           1,196               -
  Transfers between funds ........................               -        (224,841)        476,146               -
  Redemptions (note 3) ...........................               -          (4,230)         (7,154)              -
  Annuity benefits ...............................               -               -               -               -
  Adjustments to maintain reserves ...............               -            (119)             17               -
                                                     -------------   -------------   -------------   -------------
      Net equity transactions ....................               -        (228,104)        470,205               -
                                                     -------------   -------------   -------------   -------------
Net change in contract owners' equity ............               -        (235,058)        525,158               -
Contract owners' equity beginning of
 period ..........................................               -         235,058               -               -
                                                     -------------   -------------   -------------   -------------
Contract owners' equity end of period ............               -               -         525,158               -
                                                     =============   =============   =============   =============

CHANGES IN UNITS:
  Beginning units ................................               -          45,998               -               -
                                                     -------------   -------------   -------------   -------------
  Units purchased ................................               -             207          47,778               -
  Units redeemed .................................               -         (46,205)           (839)              -
                                                     -------------   -------------   -------------   -------------
  Ending units ...................................               -               -          46,939               -
                                                     =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               VEWrldBd                         VEWrldEMktR1
                                                     ---------------------------    ---------------------------------
                                                         2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...................   $      93,099            7,175             (941)               -
  Realized gain (loss) on investments ............         (12,433)         160,829            6,262                -
  Change in unrealized gain (loss) on
   investments ...................................         (48,347)          (6,054)          27,381                -
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          32,319          161,950           32,702                -
                                                     -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           2,297            1,776               24                -
  Transfers between funds ........................        (538,745)         (20,465)          98,469                -
  Redemptions (note 3) ...........................        (217,636)        (141,159)          (6,435)               -
  Annuity benefits ...............................               -                -                -                -
  Adjustments to maintain reserves ...............              18              (35)              12                -
                                                     -------------    -------------    -------------    -------------
      Net equity transactions ....................        (754,066)        (159,883)          92,070                -
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............        (721,747)           2,067          124,772                -
Contract owners' equity beginning of period ......       1,226,528        1,224,461                -                -
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............   $     504,781        1,226,528          124,772                -
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................          90,150          104,803                -                -
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................           7,490          105,948           13,356                -
  Units redeemed .................................         (63,149)        (120,601)          (3,458)               -
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................          34,491           90,150            9,898                -
                                                     =============    =============    =============    =============

                                                              VEWrldEMkt                        VEWrldHAsR1
                                                     ---------------------------    ---------------------------------
                                                          2004             2003             2004             2003
                                                     -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ...................          (4,546)          (7,132)          (1,541)               -
  Realized gain (loss) on investments ............         123,805           33,134            3,199                -
  Change in unrealized gain (loss) on
   investments ...................................         (21,293)         198,024           39,779                -
  Reinvested capital gains .......................               -                -                -                -
                                                     -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          97,966          224,026           41,437                -
                                                     -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           2,126            2,265           22,882                -
  Transfers between funds ........................        (235,408)         133,966          183,872                -
  Redemptions (note 3) ...........................         (53,606)         (63,523)          (8,868)               -
  Annuity benefits ...............................            (874)            (996)               -                -
  Adjustments to maintain reserves ...............             (10)             (51)              17                -
                                                     -------------    -------------    -------------    -------------
      Net equity transactions ....................        (287,772)          71,661          197,903                -
                                                     -------------    -------------    -------------    -------------
Net change in contract owners' equity ............        (189,806)         295,687          239,340                -
Contract owners' equity beginning of period ......         773,772          478,085                -                -
                                                     -------------    -------------    -------------    -------------
Contract owners' equity end of period ............         583,966          773,772          239,340                -
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ................................          85,247           79,884                -                -
                                                     -------------    -------------    -------------    -------------
  Units purchased ................................          21,073           78,017           21,029                -
  Units redeemed .................................         (54,406)         (72,654)          (1,825)               -
                                                     -------------    -------------    -------------    -------------
  Ending units ...................................          51,914           85,247           19,204                -
                                                     =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               VEWrldHAs                        VKEmMkt
                                                     -----------------------------   -----------------------------
                                                         2004            2003            2004            2003
                                                     -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................   $      (8,562)         (3,504)         63,146          (9,933)
  Realized gain (loss) on investments ............          35,364          88,196           6,316         101,298
  Change in unrealized gain (loss)
   on investments ................................         112,961          83,804         (49,487)         69,514
  Reinvested capital gains .......................               -               -          35,590               -
                                                     -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         139,763         168,496          55,565         160,879
                                                     -------------   -------------   -------------   -------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................               -             102          10,564          10,763
  Transfers between funds ........................         211,215        (272,339)       (426,151)        297,239
  Redemptions (note 3) ...........................         (44,828)       (146,653)        (85,424)       (156,301)
  Annuity benefits ...............................               -               -               -               -
  Adjustments to maintain reserves ...............            (138)           (491)             34              (1)
                                                     -------------   -------------   -------------   -------------
      Net equity transactions ....................         166,249        (419,381)       (500,977)        151,700
                                                     -------------   -------------   -------------   -------------
Net change in contract owners' equity ............         306,012        (250,885)       (445,412)        312,579
Contract owners' equity beginning of period ......         527,985         778,870         711,267         398,688
                                                     -------------   -------------   -------------   -------------
Contract owners' equity end of period ............   $     833,997         527,985         265,855         711,267
                                                     =============   =============   =============   =============

CHANGES IN UNITS:
  Beginning units ................................          49,973         105,401          49,904          35,249
                                                     -------------   -------------   -------------   -------------
  Units purchased ................................          44,417         170,299          58,030          79,154
  Units redeemed .................................         (29,784)       (225,727)        (90,737)        (64,499)
                                                     -------------   -------------   -------------   -------------
  Ending units ...................................          64,606          49,973          17,197          49,904
                                                     =============   =============   =============   =============

                                                              VKUSRealEst
                                                     -----------------------------
                                                         2004            2003
                                                     -------------   -------------
Investment activity:
  Net investment income (loss) ...................           5,722         (56,864)
  Realized gain (loss) on investments ............         391,533         (59,418)
  Change in unrealized gain (loss)
   on investments ................................         771,951       1,251,776
  Reinvested capital gains .......................          82,119               -
                                                     -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       1,251,325       1,135,494
                                                     -------------   -------------

Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................          12,213          29,097
  Transfers between funds ........................        (471,869)        208,975
  Redemptions (note 3) ...........................        (626,877)       (494,623)
  Annuity benefits ...............................               -               -
  Adjustments to maintain reserves ...............           7,801          32,336
                                                     -------------   -------------
      Net equity transactions ....................      (1,078,732)       (224,215)
                                                     -------------   -------------
Net change in contract owners' equity ............         172,593         911,279
Contract owners' equity beginning of period ......       4,638,934       3,727,655
                                                     -------------   -------------
Contract owners' equity end of period ............       4,811,527       4,638,934
                                                     =============   =============

CHANGES IN UNITS:
  Beginning units ................................         189,420         206,275
                                                     -------------   -------------
  Units purchased ................................          28,758          58,052
  Units redeemed .................................         (72,017)        (74,907)
                                                     -------------   -------------
  Ending units ...................................         146,161         189,420
                                                     =============   =============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                          NOTES TO FINANCIAL STATEMENTS
                            December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP);
              American Century VP - Balanced Fund - Class I (ACVPBal)
              American Century VP - Capital Appreciation Fund - Class I
               (ACVPCapAp)
              American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - Inflation Protection Fund - Class II
               (ACVPInflaPro)
              American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3) American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

            Portfolios of the Credit Suisse Trust;
              Credit Suisse Trust - Global Post-Venture Capital Portfolio
               (CSGPVen)
              Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

            Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
              Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
               (DrySmCapIxS)

            Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

            Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp) Dreyfus VIF - Growth and Income Portfolio - Initial Shares
               (DryVIFGrInc)

            Portfolio of the Federated Insurance Series (Federated IS);
              Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

            Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund
             (Fidelity/(R)/ VIP);
              Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
               (FidVIPEI)
              Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
               (FidVIPHI)
              Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
               (FidVIPOv)
              Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R
               (FidVIPOvR)

            Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund II
             (Fidelity/(R)/ VIP II);
              Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
               (FidVIPAM)
              Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
               (FidVIPCon)
              Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service
               Class (FidVIPIGBdS)

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

            Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund III
             (Fidelity/(R)/ VIP III);
              Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial
               Class (FidVIPGrOp)
              Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
               (FidVIPValS)

            Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT); (Gartmore is an affiliate of the Company)
              Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2)
              Gartmore GVIT Dreyfus International Value Fund - Class III
               (GVITIntVal3)
              Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI) Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)* Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Global Financial Services Fund - Class III
               (GVITGlFin3)
              Gartmore GVIT Global Health Sciences Fund - Class III
               (GVITGlHlth3)
              Gartmore GVIT Global Technology and Communications Fund - Class I
               (GVITGlTech)
              Gartmore GVIT Global Technology and Communications Fund -
               Class III (GVITGlTech3)
              Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
              Gartmore GVIT Growth Fund - Class I (GVITGrowth)
              Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
              Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
              Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
              Gartmore GVIT ID Moderately Aggressive Fund - Class II
               (GVITIDModAgg)
              Gartmore GVIT ID Moderately Conservative Fund - Class II
               (GVITIDModCon)
              Gartmore GVIT International Growth Fund - Class I (GVITIntGro)* Gartmore GVIT International Growth Fund - Class III (GVITIntGro3) Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
                (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class I)
              Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
              Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
                (formerly Gartmore GVIT Total Return Fund - Class I)
              Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
              Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)* Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)* Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
               (GVITVKMultiSec)
                (formerly Gartmore GVIT MAS Multi Sector Bond Fund - Class I)
              Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)*

            Portfolios of the Janus Aspen Series (Janus AS);
              Janus AS - Capital Appreciation Portfolio - Service Shares
               (JanCapAp)
              Janus AS - Global Technology Portfolio - Service II Shares
               (JanGlTechS2)
              Janus AS - Global Technology Portfolio - Service Shares
               (JanGlTech)
              Janus AS - International Growth Portfolio - Service II Shares
               (JanIntGroS2)
              Janus AS - International Growth Portfolio - Service Shares
               (JanIntGro)

            JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMSTMidCap)

            Portfolios of the Neuberger Berman Advisers Management Trust
             (Neuberger Berman AMT);
              Neuberger Berman AMT - Growth Portfolio/(R)/ - I Class (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ -
               I Class (NBAMTLMat)
              Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
               (NBAMTPart)
              Neuberger Berman AMT - Socially Responsive Portfolio - I Class
               (NBAMSocRes)

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

            Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro) Oppenheimer Balanced Fund/VA - Initial Class (OppBal)
              (formerly Oppenheimer Multiple Strategies Fund/VA - Initial Class)
            Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
            Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp) Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Main Street Fund/(R)//VA - Initial Class (OppMSFund) Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)

            Portfolio of the Strong Variable Insurance Funds, Inc. (Strong VIF);
              Strong VIF - Strong Discovery Fund II (StDisc2)
              Strong VIF - Strong International Stock Fund II (StIntStk2)*

            Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
              Van Eck WIT - Worldwide Bond Fund - Class R1(VEWrldBdR1)
              Van Eck WIT - Worldwide Bond Fund - Initial Class (VEWrldBd)
              Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
               (VEWrldEMktR1)
              Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
               (VEWrldEMkt)
              Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1) Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
               (VEWrldHAs)

            Portfolios of the Van Kampen Universal Institutional Funds, Inc.
             (Van Kampen UIF);
              Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
               (VKEmMkt)
              Van Kampen UIF - U.S. Real Estate Portfolio - Class I
               (VKUSRealEst)

            *At December 31, 2004 contract owners were not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore GVIT Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states.

          The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality and expense risk charge, and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.20%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.

     These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $233,921 and $58,016, respectively, and total transfers from the Account to the fixed account were $236,346 and $13,996, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $153,634 and $335,041 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004.

                                               Contract                                            Investment
                                                Expense                   Unit        Contract       Income      Total
                                                 Rate*       Units     Fair Value  Owners' Equity    Ratio**    Return***
                                              ----------  ----------  -----------  --------------  ----------  ----------
American Century VP - Balanced Fund - Class I
  2004 .....................................        1.45%    150,372  $ 15.896375  $    2,390,370       1.64%       8.19%
  2003 .....................................        1.45%    160,958    14.693472       2,365,032       2.23%      17.73%
  2002 .....................................        1.45%    154,557    12.480812       1,928,997       2.98%     -10.87%
  2001 .....................................        1.45%    194,967    14.002938       2,730,111       2.87%      -4.95%
  2000 .....................................        1.45%    228,249    14.731718       3,362,500       2.84%      -4.05%
American Century VP - Capital Appreciation Fund - Class I
  2004 .....................................        1.45%     47,408    10.400815         493,082       0.00%       6.02%
  2003 .....................................        1.45%     68,291     9.809853         669,925       0.00%      18.73%
  2002 .....................................        1.45%    116,451     8.262412         962,166       0.00%     -22.34%
  2001 .....................................        1.45%    219,542    10.639891       2,335,903       0.00%     -29.12%
  2000 .....................................        1.45%    340,105    15.010437       5,105,125       0.00%       7.46%
American Century VP - Income & Growth Fund - Class I
  2004 .....................................        1.45%    157,305    11.287868       1,775,638       1.37%      11.35%
  2003 .....................................        1.45%    194,873    10.136856       1,975,400       0.91%      27.48%
  2002 .....................................        1.45%    375,337     7.951780       2,984,597       1.17%     -20.54%
  2001 .....................................        1.45%    516,121    10.007447       5,165,054       0.71%      -9.69%
  2000 .....................................        1.45%    408,827    11.081251       4,530,315       0.61%     -11.90%
American Century VP - Inflation Protection Fund - Class II
  2004 .....................................        1.45%    239,977    10.660662       2,558,314       3.25%       4.28%
  2003 .....................................        1.45%     48,791    10.223456         498,813       1.36%       2.23% 04/30/03
American Century VP - International Fund - Class I
  2004 .....................................        1.45%    108,751    15.379897       1,672,579       0.56%      13.26%
  2003 .....................................        1.45%    142,015    13.579522       1,928,496       0.82%      22.71%
  2002 .....................................        1.45%    230,611    11.066697       2,552,102       1.05%     -21.53%
  2001 .....................................        1.45%    694,788    14.102730       9,798,408       0.09%     -30.21%
  2000 .....................................        1.45%    927,817    20.206944      18,748,346       0.17%     -18.03%
American Century VP - International Fund - Class III
  2004 .....................................        1.45%     60,727    11.183532         679,142       0.78%      13.41%
  2003 .....................................        1.45%    192,828     9.860964       1,901,470       0.68%      22.71%
  2002 .....................................        1.45%    273,355     8.036243       2,196,747       0.00%     -19.64% 05/01/02
American Century VP - Ultra/(R)/ Fund - Class I
  2004 .....................................        1.45%      5,280    10.686944          56,427       0.00%       9.07%
  2003 .....................................        1.45%     22,757     9.798135         222,976       0.00%      23.09%
  2002 .....................................        1.45%     13,024     7.960197         103,674       0.36%     -20.40% 05/01/02
American Century VP - Value Fund - Class I
  2004 .....................................        1.45%    328,830    20.304154       6,676,615       0.98%      12.68%
  2003 .....................................        1.45%    336,791    18.019985       6,068,969       0.74%      27.09%
  2002 .....................................        1.45%    500,024    14.178860       7,089,770       0.98%     -13.89%
  2001 .....................................        1.45%    616,782    16.465719      10,155,759       0.63%      11.18%
  2000 .....................................        1.45%    211,784    14.810356       3,136,596       0.87%      16.44%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2004 .....................................        1.45%     17,456    11.842876         206,729       0.00%      16.28%
  2003 .....................................        1.45%     18,906    10.184879         192,555       0.00%      45.52%
  2002 .....................................        1.45%     22,752     6.998987         159,241       0.00%     -35.11%
  2001 .....................................        1.45%     42,254    10.786491         455,772       0.00%     -29.68%
  2000 .....................................        1.45%     72,170    15.338808       1,107,002       0.00%     -20.11%
Credit Suisse Trust - International Focus Portfolio
  2004 .....................................        1.45%     80,381    10.348838         831,850       0.94%      13.08%
  2003 .....................................        1.45%     96,225     9.151856         880,637       0.43%      31.16%
  2002 .....................................        1.45%    122,181     6.977468         852,514       0.00%     -21.07%
  2001 .....................................        1.45%    204,407     8.839792       1,806,915       0.00%     -23.41%
  2000 .....................................        1.45%    284,709    11.541697       3,286,025       0.00%     -26.97%

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                               Contract                                            Investment
                                                Expense                   Unit        Contract       Income      Total
                                                 Rate*       Units     Fair Value  Owners' Equity    Ratio**    Return***
                                              ----------  ----------  -----------  --------------  ----------  ----------
Credit Suisse Trust - Small Cap Growth Portfolio
  2004 .....................................        1.45%    140,357  $ 14.256798  $    2,001,041       0.00%       9.26%
  2003 .....................................        1.45%    172,711    13.048269       2,253,580       0.00%      46.40%
  2002 .....................................        1.45%    212,852     8.912919       1,897,133       0.00%     -34.65%
  2001 .....................................        1.45%    284,014    13.639726       3,873,873       0.00%     -17.24%
  2000 .....................................        1.45%    374,546    16.480247       6,172,611       0.00%     -19.30%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 .....................................        1.45%     38,055    12.396547         471,751       0.37%      20.12%
  2003 .....................................        1.45%     39,767    10.320294         410,407       0.24%      35.78%
  2002 .....................................        1.45%      4,330     7.600492          32,910       0.30%     -24.00% 05/01/02
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 .....................................        1.45%     65,088    14.363971         934,922       0.37%       4.67%
  2003 .....................................        1.45%     72,945    13.723018       1,001,026       0.10%      24.18%
  2002 .....................................        1.45%    101,784    11.051082       1,124,823       0.16%     -29.98%
  2001 .....................................        1.45%    165,168    15.782223       2,606,718       0.05%     -23.71%
  2000 .....................................        1.45%    257,488    20.685971       5,326,389       0.68%    - 12.32%
Dreyfus Stock Index Fund, Inc.- Initial Shares
  2004 .....................................        1.45%    893,047    18.711347      16,710,112       1.72%       9.04%
  2003 .....................................        1.45%  1,036,744    17.160617      17,791,167       1.42%      26.50%
  2002 .....................................        1.45%  1,167,942    13.565256      15,843,432       1.24%     -23.49%
  2001 .....................................        1.45%  1,679,514    17.730015      29,777,808       0.94%     -13.46%
  2000 .....................................        1.45%  2,426,165    20.488199      49,707,751       0.99%     -10.59%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 .....................................        1.45%    148,996    12.746646       1,899,199       1.23%       3.52%
  2003 .....................................        1.45%    270,005    12.312854       3,324,532       1.31%      19.41%
  2002 .....................................        1.45%    306,829    10.311062       3,163,733       1.32%     -17.92%
  2001 .....................................        1.45%    227,008    12.562700       2,851,833       0.80%     -10.63%
  2000 .....................................        1.45%    236,364    14.057304       3,322,641       0.52%      -2.08%
Dreyfus VIF - Growth and Income Portfolio - Initial Shares
  2004 .....................................        1.45%     88,010    12.417611       1,092,874       1.18%       5.91%
  2003 .....................................        1.45%    103,025    11.724710       1,207,938       0.73%      24.74%
  2002 .....................................        1.45%    143,370     9.399537       1,347,612       0.61%     -26.41%
  2001 .....................................        1.45%    194,920    12.773299       2,489,771       0.47%      -7.22%
  2000 .....................................        1.45%    216,765    13.767307       2,984,270       0.62%      -5.17%
Federated IS - Quality Bond Fund II - Primary Shares
  2004 .....................................        1.45%     58,220    11.245176         654,694       3.91%       2.12%
  2003 .....................................        1.45%    420,547    11.011999       4,631,063       2.63%       3.13%
  2002 .....................................        1.45%    245,375    10.677956       2,620,103       0.00%       6.78% 05/01/02
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
  2004 .....................................        1.45%    905,354    18.443394      16,697,801       1.52%       9.91%
  2003 .....................................        1.45%    900,411    16.780015      15,108,910       2.03%      28.44%
  2002 .....................................        1.45%  1,036,618    13.064255      13,542,642       1.85%     -18.15%
  2001 .....................................        1.45%  1,237,868    15.961729      19,758,514       1.80%      -6.34%
  2000 .....................................        1.45%  1,419,163    17.042623      24,186,260       1.87%       6.86%
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
  2004 .....................................        1.45%    534,578    16.388199       8,760,771       0.28%       1.88%
  2003 .....................................        1.45%    867,371    16.085893      13,952,437       0.26%      30.92%
  2002 .....................................        1.45%    902,181    12.286405      11,084,561       0.28%     -31.12%
  2001 .....................................        1.45%  1,214,827    17.837538      21,669,523       0.09%     -18.85%
  2000 .....................................        1.45%  1,849,240    21.981588      40,649,232       0.15%     -12.26%
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 .....................................        1.45%  1,192,562    11.732532      13,991,772       5.56%       8.00%
  2003 .....................................        1.45%  1,388,476    10.863024      15,083,048       4.00%      25.42%
  2002 .....................................        1.45%    905,375     8.661254       7,841,683       8.48%       1.94%
  2001 .....................................        1.45%  1,214,161     8.496135      10,315,676      15.69%     -13.02%
  2000 .....................................        1.45%  1,263,020     9.767880      12,337,028       8.65%     -23.59%

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                               Contract                                            Investment
                                                Expense                   Unit        Contract       Income      Total
                                                 Rate*       Units     Fair Value  Owners' Equity    Ratio**    Return***
                                              ----------  ----------  -----------  --------------  ----------  ----------
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 .....................................        1.45%     87,648  $ 14.429831   $  1,264,746        1.24%      11.99%
  2003 .....................................        1.45%    115,590    12.885114      1,489,390        0.88%      41.29%
  2002 .....................................        1.45%    163,087     9.119469      1,487,267        0.91%     -21.44%
  2001 .....................................        1.45%    228,754    11.607874      2,655,348       10.94%     -22.32%
  2000 .....................................        1.45%    392,157    14.942870      5,859,951        2.36%     -20.28%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R
  2004 .....................................        1.45%    154,689    12.218950      1,890,137        0.50%      11.94%
  2003 .....................................        1.45%     35,678    10.915454        389,442        0.71%      41.25%
  2002 .....................................        1.45%     27,996     7.727823        216,348        0.00%     -22.72% 05/01/02
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 .....................................        1.45%    310,573    15.835141      4,917,967        2.78%       3.94%
  2003 .....................................        1.45%    333,906    15.234907      5,087,027        3.75%      16.27%
  2002 .....................................        1.45%    398,413    13.103536      5,220,619        4.25%     -10.05%
  2001 .....................................        1.45%    499,835    14.567924      7,281,558        4.41%      -5.49%
  2000 .....................................        1.45%    600,637    15.413978      9,258,206        3.49%      -5.31%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 .....................................        1.45%    783,818    23.226993     18,205,735        0.30%      13.80%
  2003 .....................................        1.45%    707,473    20.409874     14,439,435        0.44%      26.60%
  2002 .....................................        1.45%    799,285    16.121173     12,885,412        0.91%     -10.66%
  2001 .....................................        1.45%    981,897    18.045652     17,718,972        0.59%     -13.52%
  2000 .....................................        1.45%  1,215,343    20.868027     25,361,811        0.30%      -7.97%
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class
  2004 .....................................        1.45%    175,411    10.402383      1,824,692        6.70%       2.81%
  2003 .....................................        1.45%     10,015    10.118423        101,336        0.00%       1.18% 05/01/03
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
  2004 .....................................        1.45%    186,159     9.895768      1,842,186        0.53%       5.64%
  2003 .....................................        1.45%    194,978     9.367700      1,826,495        0.84%      27.99%
  2002 .....................................        1.45%    255,066     7.319028      1,866,835        1.62%     -22.98%
  2001 .....................................        1.45%    650,185     9.502696      6,178,510        0.46%     -15.67%
  2000 .....................................        1.45%  1,497,995    11.268484     16,880,133        1.88%     -18.26%
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
  2004 .....................................        1.45%     36,457    12.990391        473,591        0.00%      12.33%
  2003 .....................................        1.45%    194,517    11.563978      2,249,390        0.00%      55.51%
  2002 .....................................        1.45%        971     7.436365          7,221        0.00%     -25.64% 05/01/02
Gartmore GVIT Comstock Value Fund - Class II
  2004 .....................................        1.45%     17,747    11.268116        199,975        0.81%      12.68% 05/03/04
Gartmore GVIT Dreyfus International Value Fund - Class III
  2004 .....................................        1.45%    102,424    16.327943      1,672,373        2.13%      18.52%
  2003 .....................................        1.45%      4,472    13.683042         61,191        0.00%      36.83% 05/01/03
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 .....................................        1.45%    274,799    12.797149      3,516,644        0.50%      14.05%
  2003 .....................................        1.45%    332,627    11.220232      3,732,152        0.43%      32.70%
  2002 .....................................        1.45%    361,298     8.455268      3,054,871        0.39%     -16.53%
  2001 .....................................        1.45%    153,386    10.130068      1,553,811        0.45%      -2.75%
  2000 .....................................        1.45%     59,684    10.416005        621,669        0.37%       4.16% 05/01/00
Gartmore GVIT Emerging Markets Fund - Class I
  2003 .....................................        1.45%      1,056    11.036792         11,655        0.57%      62.87%
  2002 .....................................        1.45%      1,056     6.776365          7,156        0.09%     -16.46%
  2001 .....................................        1.45%     10,558     8.111518         85,641        1.06%      -6.57%
Gartmore GVIT Emerging Markets Fund - Class III
  2004 .....................................        1.45%     17,353    14.529882        252,137        1.06%      19.01%
  2003 .....................................        1.45%     15,033    12.209330        183,543        0.72%      62.83%
  2002 .....................................        1.45%      1,610     7.498277         12,072        0.38%     -25.02% 05/01/02
Gartmore GVIT Global Financial Services Fund - Class III
  2004 .....................................        1.45%     10,647    14.275369        151,990        1.82%      19.37%
  2003 .....................................        1.45%     10,991    11.958777        131,439        0.72%      39.41%
  2002 .....................................        1.45%      1,583     8.578112         13,579        0.24%     -14.22% 05/01/02

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                               Contract                                            Investment
                                                Expense                   Unit        Contract       Income      Total
                                                 Rate*       Units     Fair Value  Owners' Equity    Ratio**    Return***
                                              ----------  ----------  -----------  --------------  ----------  ----------
Gartmore GVIT Global Health Sciences Fund - Class III
  2004 .....................................        1.45%     27,353  $ 11.845780  $     324,018        0.00%       6.28%
  2003 .....................................        1.45%     15,979    11.145810        178,099        0.00%      34.79%
  2002 .....................................        1.45%      1,553     8.268985         12,842        0.00%     -17.31% 05/01/02
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 .....................................        1.45%      1,086     3.001143          3,259        0.00%       2.80%
  2003 .....................................        1.45%      1,086     2.919387          3,170        0.00%      52.98%
  2002 .....................................        1.45%      1,793     1.908285          3,422        0.82%     -43.61%
  2001 .....................................        1.45%      5,944     3.384294         20,116        0.00%     -43.56%
  2000 .....................................        1.45%      2,117     5.996363         12,694        0.00%     -40.04% 10/02/00
Gartmore GVIT Global Technology and Communications Fund - Class III
  2004 .....................................        1.45%      5,411    11.189794         60,548        0.00%       2.77%
  2003 .....................................        1.45%     10,283    10.888566        111,967        0.00%      52.94%
  2002 .....................................        1.45%        601     7.119398          4,279        0.62%     -28.81% 05/01/02
Gartmore GVIT Global Utilities Fund - Class III
  2004 .....................................        1.45%     11,917    13.483151        160,679        1.30%      28.06%
  2003 .....................................        1.45%     13,553    10.528435        142,692        0.72%      22.37%
Gartmore GVIT Government Bond Fund - Class I
  2004 .....................................        1.45%    401,375    14.860282      5,964,546        5.06%       1.76%
  2003 .....................................        1.45%    645,559    14.602569      9,426,820        3.21%       0.52%
  2002 .....................................        1.45%  1,289,459    14.526858     18,731,788        4.26%       9.37%
  2001 .....................................        1.45%  1,059,220    13.281734     14,068,278        5.20%       5.69%
  2000 .....................................        1.45%  1,081,595    12.566516     13,591,881        5.33%      10.92%
Gartmore GVIT Growth Fund - Class I
  2004 .....................................        1.45%    108,784    10.425963      1,134,178        0.29%       6.59%
  2003 .....................................        1.45%    152,698     9.781501      1,493,616        0.02%      30.82%
  2002 .....................................        1.45%    200,378     7.477237      1,498,274        0.00%     -29.76%
  2001 .....................................        1.45%    390,499    10.644722      4,156,753        0.00%     -29.18%
  2000 .....................................        1.45%    826,422    15.031680     12,422,511        0.16%     -27.59%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 .....................................        1.45%     11,456    12.002712        137,503        2.33%      12.37%
  2003 .....................................        1.45%      1,768    10.681108         18,884        0.89%      29.96%
  2002 .....................................        1.45%        826     8.218945          6,789        0.85%     -17.81% 01/25/02
Gartmore GVIT ID Conservative Fund - Class II
  2004 .....................................        1.45%     17,525    10.873912        190,565        2.22%       3.13%
  2003 .....................................        1.45%     21,242    10.543381        223,962        2.23%       6.34%
  2002 .....................................        1.45%     69,792     9.914588        691,959        2.66%      -0.85% 01/25/02
Gartmore GVIT ID Moderate Fund - Class II
  2004 .....................................        1.45%    140,586    11.515594      1,618,931        2.05%       7.95%
  2003 .....................................        1.45%    102,489    10.667735      1,093,325        1.86%      18.31%
  2002 .....................................        1.45%     31,163     9.016631        280,985        1.46%      -9.83% 01/25/02
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 .....................................        1.45%     52,770    11.815958        623,528        1.87%      10.47%
  2003 .....................................        1.45%     28,779    10.696293        307,829        1.80%      24.81%
  2002 .....................................        1.45%     11,533     8.570137         98,839        0.95%     -14.30% 01/25/02
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 .....................................        1.45%     44,092    11.255804        496,291        2.41%       5.61%
  2003 .....................................        1.45%     43,835    10.658362        467,209        2.18%      12.05%
  2002 .....................................        1.45%      6,718     9.512081         63,902        2.39%      -4.88% 01/25/02
Gartmore GVIT International Growth Fund - Class III
  2004 .....................................        1.45%      6,002    11.662449         69,998        1.22%      12.69%
  2003 .....................................        1.45%      1,980    10.348693         20,490        0.00%      33.37%
  2002 .....................................        1.45%      1,547     7.759258         12,004        0.00%     -22.41% 05/01/02
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
  2004 .....................................        1.45%         79    10.706180            846        3.31%       7.06% 05/03/04
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 .....................................        1.45%    705,062     5.401548      3,808,426        0.00%      13.67%
  2003 .....................................        1.45%    109,111     4.752130        518,510        0.00%      38.11%
  2002 .....................................        1.45%     54,066     3.440944        186,038        0.00%     -37.93%
  2001 .....................................        1.45%     80,084     5.543700        443,962        0.00%     -31.33%
  2000 .....................................        1.45%    119,516     8.072647        964,810        0.00%     -19.27% 05/01/02

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                               Contract                                            Investment
                                                Expense                   Unit        Contract       Income      Total
                                                 Rate*       Units     Fair Value  Owners' Equity    Ratio**    Return***
                                              ----------  ----------  -----------  --------------  ----------  ----------
Gartmore GVIT Money Market Fund - Class I
  2004 .....................................        1.45%    565,009  $ 12.038328  $   6,801,764        1.02%      -0.65%
  2003 .....................................        1.45%    850,554    12.117137     10,306,279        0.70%      -0.83%
  2002 .....................................        1.45%  1,835,875    12.218973     22,432,507        0.91%      -0.26%
  2001 .....................................        1.45%  4,064,345    12.243328     49,761,108        3.37%       2.09%
  2000 .....................................        1.45%  4,031,504    11.983474     48,311,422        4.51%      -7.36%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
  2004 .....................................        1.45%    164,622    16.896149      2,781,478        1.20%       8.16%
  2003 .....................................        1.45%    228,928    15.621422      3,576,181        0.55%      25.67%
  2002 .....................................        1.45%    273,755    12.430943      3,403,033        0.79%     -18.55%
  2001 .....................................        1.45%    390,166    15.262678      5,954,978        0.70%     -13.11%
  2000 .....................................        1.45%    490,996    17.564788      8,624,241        0.56%      -3.53%
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III
  2004 .....................................        1.45%      5,547    12.118224         67,220        0.25%      17.05%
  2003 .....................................        1.45%     13,695    10.353036        141,785        0.23%      23.77%
  2002 .....................................        1.45%     18,478     8.364403        154,557        0.91%     -16.36% 05/01/02
Gartmore GVIT Small Cap Growth Fund - Class I
  2004 .....................................        1.45%     46,476     6.869210        319,253        0.00%      11.77%
  2003 .....................................        1.45%     77,681     6.145755        477,408        0.00%      32.32%
  2002 .....................................        1.45%     53,252     4.644575        247,333        0.00%     -34.26%
  2001 .....................................        1.45%     88,529     7.064763        625,436        0.00%     -12.14%
  2000 .....................................        1.45%     29,652     8.040986        238,431        0.00%     -19.59% 05/01/02
Gartmore GVIT Small Cap Value Fund - Class I
  2004 .....................................        1.45%    287,125    19.073856      5,476,581        0.00%      15.60%
  2003 .....................................        1.45%    384,540    16.500143      6,344,965        0.00%      54.58%
  2002 .....................................        1.45%    413,285    10.673922      4,411,372        0.01%     -28.22%
  2001 .....................................        1.45%    610,425    14.870525      9,077,340        0.04%      26.41%
  2000 .....................................        1.45%    479,284    11.764073      5,638,332        0.00%       9.60%
Gartmore GVIT Small Company Fund - Class I
  2004 .....................................        1.45%    275,366    26.019616      7,164,918        0.00%      17.30%
  2003 .....................................        1.45%    403,505    22.182648      8,950,809        0.00%      38.97%
  2002 .....................................        1.45%    459,867    15.962052      7,340,421        0.00%     -18.53%
  2001 .....................................        1.45%    496,847    19.592300      9,734,375        0.11%      -8.07%
  2000 .....................................        1.45%    528,210    21.311278     11,256,830        0.03%       7.33%
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 .....................................        1.45%      4,530     3.181945         14,414        0.00%      48.78%
  2002 .....................................        1.45%      5,264     2.138725         11,258        0.00%     -43.69%
  2001 .....................................        1.45%     47,553     3.798019        180,607        0.00%     -39.92%
  2000 .....................................        1.45%      7,147     6.321864         45,182        0.00%     -36.78% 10/02/00
Gartmore GVIT U.S. Growth Leaders Fund - Class III
  2004 .....................................        1.45%      5,447    13.593864         74,046        0.00%      10.82%
  2003 .....................................        1.45%     28,886    12.267095        354,347        0.00%      50.19%
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004 .....................................        1.45%     45,411    13.076645        593,824        5.15%       4.99%
  2003 .....................................        1.45%     49,599    12.455223        617,767        6.04%      10.49%
  2002 .....................................        1.45%     70,928    11.272609        799,544        5.83%       5.65%
  2001 .....................................        1.45%     23,299    10.669457        248,588        7.16%       2.67%
  2000 .....................................        1.45%     31,179    10.392004        324,012        8.15%       3.92% 05/01/00
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 .....................................        1.45%     40,112     6.907528        277,075        0.02%      16.26%
  2003 .....................................        1.45%     73,146     5.941549        434,601        0.21%      18.49%
  2002 .....................................        1.45%    154,472     5.014336        774,575        0.25%     -17.15%
  2001 .....................................        1.45%    233,415     6.052211      1,412,677        0.86%     -22.97%
  2000 .....................................        1.45%    214,884     7.857070      1,688,359        1.46%     -21.43% 05/01/00
Janus AS - Global Technology Portfolio - Service II Shares
  2004 .....................................        1.45%     10,534    10.210014        107,552        0.00%      -0.63%
  2003 .....................................        1.45%      7,454    10.274404         76,585        0.00%      45.00%
  2002 .....................................        1.45%      2,688     7.085688         19,046        0.00%     -29.14% 05/01/02

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                               Contract                                            Investment
                                                Expense                   Unit        Contract       Income      Total
                                                 Rate*       Units     Fair Value  Owners' Equity    Ratio**    Return***
                                              ----------  ----------  -----------  --------------  ----------  ----------
Janus AS - Global Technology Portfolio - Service Shares
  2004 .....................................        1.45%     15,898  $  3.453318  $      54,901        0.00%      -0.89%
  2003 .....................................        1.45%     20,634     3.484403         71,897        0.00%      44.35%
  2002 .....................................        1.45%     40,341     2.413798         97,375        0.00%     -41.79%
  2001 .....................................        1.45%    142,740     4.146734        591,905        0.47%     -38.23%
  2000 .....................................        1.45%    111,412     6.713510        747,966        1.24%     -32.86% 05/01/00
Janus AS - International Growth Portfolio - Service II Shares
  2004 .....................................        1.45%      5,975    11.994950         71,670        0.13%      16.99%
  2003 .....................................        1.45%    111,175    10.252980      1,139,875        0.36%      32.60%
  2002 .....................................        1.45%      7,229     7.732399         55,898        0.51%     -22.68% 05/01/02
Janus AS - International Growth Portfolio - Service Shares
  2004 .....................................        1.45%     14,743     6.741991         99,397        0.78%      16.97%
  2003 .....................................        1.45%     25,693     5.764054        148,096        1.00%      32.58%
  2002 .....................................        1.45%     65,481     4.347466        284,676        0.46%     -26.84%
  2001 .....................................        1.45%    175,540     5.942089      1,043,074        0.80%     -24.55%
  2000 .....................................        1.45%    187,314     7.875304      1,475,155       11.55%     -21.25% 05/01/00
JPMorgan Series Trust II - Mid Cap Value Portfolio
  2004 .....................................        1.45%    154,934    11.373957      1,762,213        0.00%      13.74% 05/03/04
Neuberger Berman AMT - Growth Portfolio/(R)/ - I Class
  2004 .....................................        1.45%     73,596    13.547460        997,039        0.00%      14.91%
  2003 .....................................        1.45%     95,322    11.789399      1,123,789        0.00%      29.50%
  2002 .....................................        1.45%    120,078     9.103970      1,093,187        0.00%     -32.16%
  2001 .....................................        1.45%    195,163    13.420543      2,619,193        0.00%     -31.38%
  2000 .....................................        1.45%    408,639    19.557437      7,991,931        0.00%     -12.93%
Neuberger Berman AMT - Guardian Portfolio - I Class
  2004 .....................................        1.45%     64,337    10.915208        702,252        0.05%      14.14%
  2003 .....................................        1.45%    254,819     9.563366      2,436,927        1.27%      29.85%
  2002 .....................................        1.45%     73,317     7.364786        539,964        1.04%     -27.52%
  2001 .....................................        1.45%    112,115    10.160615      1,139,157        0.53%      -2.94%
  2000 .....................................        1.45%     53,703    10.468884        562,210        0.79%      -0.33%
Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class
  2004 .....................................        1.45%    531,370    12.973064      6,893,497        5.29%      -0.68%
  2003 .....................................        1.45%    403,378    13.062162      5,268,989        4.07%       0.94%
  2002 .....................................        1.45%    583,492    12.940640      7,550,760        4.36%       3.81%
  2001 .....................................        1.45%    434,841    12.465535      5,420,526        5.85%       7.20%
  2000 .....................................        1.45%    438,027    11.628715      5,093,691        6.33%       5.24%
Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
  2004 .....................................        1.45%    166,664    19.093334      3,182,171        0.01%      17.25%
  2003 .....................................        1.45%    213,222    16.284205      3,472,151        0.00%      33.13%
  2002 .....................................        1.45%    279,376    12.231664      3,417,233        0.60%     -25.24%
  2001 .....................................        1.45%    355,870    16.362175      5,822,807        0.42%      -4.25%
  2000 .....................................        1.45%    500,298    17.087601      8,548,893        0.84%      -0.75%
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
  2004 .....................................        1.45%      1,613    11.273853         18,185        0.00%      12.74% 05/03/04
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 .....................................        1.45%     61,677     5.456321        336,530        0.00%      18.04%
  2003 .....................................        1.45%     53,613     4.622404        247,821        0.00%      23.77%
  2002 .....................................        1.45%     55,099     3.734620        205,774        1.04%     -28.84%
  2001 .....................................        1.45%     87,787     5.248179        460,722        0.94%     -32.27%
  2000 .....................................        1.45%    268,198     7.748895      2,078,238        0.00%     -22.51% 05/01/00
Oppenheimer Balanced Fund/VA - Initial Class
  2004 .....................................        1.45%    159,157    18.561448      2,954,184        1.04%       8.51%
  2003 .....................................        1.45%    181,225    17.106528      3,100,131        2.72%      23.15%
  2002 .....................................        1.45%    200,791    13.891169      2,789,222        3.65%     -11.70%
  2001 .....................................        1.45%    246,609    15.732046      3,879,664        3.76%       0.73%
  2000 .....................................        1.45%    286,620    15.618506      4,476,576        4.79%       4.90%

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                               Contract                                            Investment
                                                Expense                   Unit        Contract       Income      Total
                                                 Rate*       Units     Fair Value  Owners' Equity    Ratio**    Return***
                                              ----------  ----------  -----------  --------------  ----------  ----------
Oppenheimer Bond Fund/VA - Initial Class
  2004 .....................................        1.45%    318,093  $ 14.781171  $   4,701,787        4.61%       3.96%
  2003 .....................................        1.45%    415,506    14.217739      5,907,556        6.13%       5.23%
  2002 .....................................        1.45%    572,252    13.510957      7,731,672        8.06%       7.50%
  2001 .....................................        1.45%    809,413    12.568557     10,173,153        6.88%       6.22%
  2000 .....................................        1.45%    701,807    11.833028      8,304,502        7.46%       4.57%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 .....................................        1.45%    209,053    14.761593      3,085,955        0.33%       5.39%
  2003 .....................................        1.45%    256,029    14.007176      3,586,243        0.41%      29.05%
  2002 .....................................        1.45%    281,157    10.854330      3,051,771        0.71%     -27.92%
  2001 .....................................        1.45%    487,030    15.058982      7,334,176        0.67%     -13.85%
  2000 .....................................        1.45%    668,394    17.480600     11,683,928        0.12%      -1.67%
Oppenheimer Global Securities Fund/VA - Class 3
  2004 .....................................        1.45%    135,973    16.697062      2,270,350        1.06%      17.47%
  2003 .....................................        1.45%    102,517    14.214155      1,457,193        0.00%      42.14% 05/01/03
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 .....................................        1.45%    170,829    27.129075      4,634,433        1.22%      17.44%
  2003 .....................................        1.45%    217,070    23.101153      5,014,567        0.91%      40.95%
  2002 .....................................        1.45%    413,784    16.389674      6,781,785        0.54%     -23.27%
  2001 .....................................        1.45%    432,852    21.358918      9,245,250        0.76%     -13.32%
  2000 .....................................        1.45%    465,116    24.641540     11,461,175        0.32%       3.57%
Oppenheimer Main Street Fund/(R)/ VA - Initial Class
  2004 .....................................        1.45%     77,021     8.558380        659,175        0.88%       7.87%
  2003 .....................................        1.45%    124,707     7.933793        989,400        0.89%      24.88%
  2002 .....................................        1.45%    104,893     6.352976        666,383        0.65%     -19.98%
  2001 .....................................        1.45%    107,027     7.938854        849,672        0.47%     -11.47%
  2000 .....................................        1.45%     83,502     8.967494        748,804        0.00%     -10.33% 05/01/00
Strong Opportunity Fund II, Inc.- Investor Class
  2004 .....................................        1.45%    171,897    23.548486      4,047,914        0.00%      16.51%
  2003 .....................................        1.45%    305,709    20.212115      6,179,025        0.08%      35.02%
  2002 .....................................        1.45%    278,354    14.969494      4,166,819        0.29%     -27.88%
  2001 .....................................        1.45%    430,675    20.756791      8,939,431        0.58%      -5.11%
  2000 .....................................        1.45%    502,769    21.824486     10,972,675        0.00%       5.06%
Strong VIF - Strong Discovery Fund II
  2004 .....................................        1.45%     36,644    17.063457        625,273        0.00%      14.04%
  2003 .....................................        1.45%     41,832    14.962586        625,915        0.00%      37.41%
  2002 .....................................        1.45%    111,728    10.889097      1,216,617        0.00%     -13.29%
  2001 .....................................        1.45%     84,903    12.558481      1,066,253        0.65%       2.56%
  2000 .....................................        1.45%     79,972    12.244478        979,215        0.00%       2.89%
Strong VIF - Strong International Stock Fund II
  2002 .....................................        1.45%     45,998     5.110179        235,058        3.26%     -27.61%
  2001 .....................................        1.45%     45,305     7.059335        319,823        0.00%     -23.28%
  2000 .....................................        1.45%     68,138     9.200959        626,935        0.00%     -40.40%
Van Eck WIT - Worldwide Bond Fund - Class R1
  2004 .....................................        1.45%     46,939    11.188102        525,158        0.00%      11.88% 05/03/04
Van Eck WIT - Worldwide Bond Fund - Initial Class
  2004 .....................................        1.45%     34,491    14.635162        504,781       11.91%       7.57%
  2003 .....................................        1.45%     90,150    13.605416      1,226,528        1.92%      16.45%
  2002 .....................................        1.45%    104,803    11.683455      1,224,461        0.00%      19.89%
  2001 .....................................        1.45%     79,607     9.744849        775,758        4.58%      -6.48%
  2000 .....................................        1.45%    115,670    10.419942      1,205,275        5.46%       0.40%
Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
  2004 .....................................        1.45%      9,898    12.605738        124,772        0.00%      26.06% 05/03/04
Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
  2004 .....................................        1.45%     51,914    11.248720        583,966        0.62%      24.07%
  2003 .....................................        1.45%     85,247     9.066702        772,909        0.09%      51.96%
  2002 .....................................        1.45%     79,884     5.966664        476,641        0.24%      -4.31%
  2001 .....................................        1.45%    113,253     6.235470        706,186        0.00%      -3.24%
  2000 .....................................        1.45%    181,801     6.444541      1,171,624        0.00%     -42.71%

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

                                               Contract                                            Investment
                                                Expense                   Unit        Contract       Income      Total
                                                 Rate*       Units     Fair Value  Owners' Equity    Ratio**    Return***
                                              ----------  ----------  -----------  --------------  ----------  ----------
Van Eck WIT - Worldwide Hard Assets Fund - Class R1
  2004 .....................................        1.45%     19,204  $ 12.463044  $     239,340        0.00%      24.63% 05/03/04
Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
  2004 .....................................        1.45%     64,606    12.908969        833,997        0.30%      22.43%
  2003 .....................................        1.45%     49,973    10.565413        527,985        0.52%      42.98%
  2002 .....................................        1.45%    105,401     7.389592        778,870        0.53%      -4.24%
  2001 .....................................        1.45%     45,133     7.717061        348,294        1.31%     -11.75%
  2000 .....................................        1.45%     61,129     8.744687        534,554        1.37%       9.80%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
  2004 .....................................        1.45%     17,197    15.459386        265,855       15.59%       8.47%
  2003 .....................................        1.45%     49,904    14.252709        711,267        0.00%      26.01%
  2002 .....................................        1.45%     35,249    11.310619        398,688        7.56%       7.64%
  2001 .....................................        1.45%     29,639    10.507976        311,446        8.12%       8.49%
  2000 .....................................        1.45%     37,139     9.685225        359,700        9.69%       9.78%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I
  2004 .....................................        1.45%    146,161    32.919360      4,811,527        1.49%      34.42%
  2003 .....................................        1.45%    189,420    24.490201      4,638,934        0.00%      35.52%
  2002 .....................................        1.45%    206,275    18.071289      3,727,655        2.91%      -2.23%
  2001 .....................................        1.45%    222,465    18.482684      4,111,750        3.32%       8.24%
  2000 .....................................        1.45%    268,437    17.075663      4,583,740       28.10%       3.90%
                                                                                   -------------

2004 Reserves for annuity contracts in payout phase: ............................         13,369
                                                                                   -------------
2004 Contract owners' equity ....................................................  $ 200,024,574
                                                                                   =============

2003 Reserves for annuity contracts in payout phase: ............................         24,866
                                                                                   -------------
2003 Contract owners' equity ....................................................  $ 215,144,654
                                                                                   =============

2002 Reserves for annuity contracts in payout phase: ............................         19,216
                                                                                   -------------
2002 Contract owners' equity ....................................................  $ 209,794,312
                                                                                   =============

2001 Reserves for annuity contracts in payout phase: ............................         50,380
                                                                                   -------------
2001 Contract owners' equity ....................................................  $ 322,158,316
                                                                                   =============

2000 Reserves for annuity contracts in payout phase: ............................         81,954
                                                                                   -------------
2000 Contract owners' equity ....................................................  $ 428,751,307
                                                                                   =============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

             Report of Independent Registered Public Accounting Firm


The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-B:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                         PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE


Nationwide/(R)/ zis a registered federal service mark of Nationwide Mutual Insurance Company